SEC  REGISTRATION  NOS.
2-75106  AND  811-3334

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  31             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  31                            XX

                         CALVERT  SOCIAL  INVESTMENT  FUND
                     THIS FILING IS FOR THE TECHNOLOGY PORTFOLIO ONLY
                (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE


___IMMEDIATELY  UPON  FILING                 ___  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

XX  75  DAYS  AFTER  FILING                    ___  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

PRELIMINARY  PROSPECTUS
AUGUST  4,  2000
CALVERT  SOCIAL  INVESTMENT  FUND  -  TECHNOLOGY  PORTFOLIO





ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE  AND  STRATEGY
3     FEES  AND  EXPENSES
5     INVESTMENT  PRACTICES  AND  RISKS
9     INVESTMENT  SELECTION PROCESS AND SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
11     SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY

ABOUT  YOUR  INVESTMENT
12     ABOUT  CALVERT
12     ADVISORY  FEES
13     HOW  TO  BUY  SHARES
13     GETTING  STARTED
13     CHOOSING  A  SHARE  CLASS
16     CALCULATION  OF  CDSC/WAIVER
17     DISTRIBUTION  AND  SERVICE  FEES
17     ACCOUNT  APPLICATION
18     IMPORTANT  -  HOW  SHARES  ARE  PRICED
18     WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
19     OTHER  CALVERT  GROUP  FEATURES
       (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
21     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
23     HOW  TO  SELL  SHARES
25     EXHIBIT  A-  REDUCED  SALES  CHARGES  (CLASS  A)
27     EXHIBIT  B-  SERVICE  FEES  AND
       OTHER  ARRANGEMENTS  WITH  DEALERS

THE  INFORMATION  IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
SECURITIES  IN  ANY  STATES  WHERE  THE  OFFER  OR  SALE  IS  NOT  PERMITTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OBJECTIVE
CALVERT SOCIAL INVESTMENT FUND TECHNOLOGY PORTFOLIO SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS IN COMPANIES INVOLVED IN THE DEVELOPMENT, ADVANCEMENT, AND USE OF TECHNOLOGY.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN STOCKS OF COMPANIES THAT THE ADVISOR EXPECTS TO BENEFIT FROM THE DEVELOPMENT AND USE OF TECHNOLOGY. HOLDINGS CAN RANGE FROM SMALL COMPANIES DEVELOPING NEW TECHNOLOGY TO BLUE CHIP FIRMS WITH ESTABLISHED TRACK RECORDS OF DEVELOPING AND MARKETING TECHNOLOGICAL ADVANCES.

THE FUND WILL INVEST AT LEAST 65% OF ITS ASSETS IN THE STOCKS OF U.S. AND NON-U.S. COMPANIES PRINCIPALLY ENGAGED IN RESEARCH, DEVELOPMENT, AND MANUFACTURE OF TECHNOLOGY AND IN THE STOCKS OF COMPANIES THAT SHOULD BENEFIT FROM THE COMMERCIALIZATION OF TECHNOLOGICAL ADVANCES. THE FUND MAY ALSO INVEST UP TO 10% IN PRIVATE EQUITY AND SHORT AT LEAST 10% OF THE NET ASSET VALUE.

THE GOAL OF THE INVESTMENT SELECTION PROCESS IS TO IDENTIFY CANDIDATES FOR INVESTMENT THAT ARE GROWTH COMPANIES WITH SUPERIOR EARNINGS PROSPECTS, REASONABLE VALUATIONS, AND FAVORABLE TRADING VOLUME AND PRICE PATTERNS. THE PROCESS IS BASED ON ONE PHILOSOPHY: EARNINGS EXPECTATIONS DRIVE STOCK PRICES. THE FUND INVESTS IN COMPANIES WITH STRONG EARNINGS PROSPECTS THAT THE SUBADVISOR EXPECTS TO PRODUCE GAINS OVER TIME. THE FUND BUYS COMPANIES WITH STRONG EARNINGS DYNAMICS, AND SELLS THOSE WITH DETERIORATING EARNINGS PROSPECTS. SECURITY SELECTION IS THE PRIMARY MEANS OF ADDING INVESTMENT VALUE. THE FUND USES AN ACTIVE TRADING STRATEGY WHICH MAY CAUSE THE FUND TO HAVE A RELATIVELY HIGH AMOUNT OF SHORT-TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU, THE SHAREHOLDER, AT THE ORDINARY INCOME TAX RATE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

PRINCIPAL  RISKS
THE FUND IS DESIGNED FOR LONG-TERM INVESTORS WHO ARE WILLING TO ACCEPT ABOVE-AVERAGE RISK AND VOLATILITY IN ORDER TO SEEK A HIGHER RATE OF RETURN OVER TIME. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

- THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM AS WELL AS EXPECTED.
- THE FUND IS SUBJECT TO THE RISK THAT ITS PRINCIPAL MARKET SEGMENT, TECHNOLOGY STOCKS, MAY UNDERPERFORM COMPARED TO OTHER MARKET SEGMENTS OR TO THE EQUITY MARKETS AS A WHOLE.
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE STOCK MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)


FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                           CLASS  A     CLASS  B     CLASS  C
SHAREHOLDER  FEES
(PAID  DIRECTLY  FROM  YOUR  ACCOUNT)

MAXIMUM  SALES  CHARGE  (LOAD)
IMPOSED  ON  PURCHASES                             %        NONE         NONE
(AS  A  PERCENTAGE  OF  OFFERING  PRICE)

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
(AS  A  PERCENTAGE  OF  PURCHASE  OR            NONE2          % 3         %4
REDEMPTION  PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
(DEDUCTED  FROM  FUND  ASSETS)

MANAGEMENT  FEES                                   %           %            %

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES          %           %            %

OTHER  EXPENSES                                    %           %            %

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES           %           %            %

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT5       %           %            %

NET  EXPENSES                                      %           %            %

NOTES  TO  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON ESTIMATES FOR THE FUND'S CURRENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR, CALVERT ASSET MANAGEMENT COMPANY ("CAMCO" OR "CALVERT") TO THE SUBADVISOR, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
     (SEE  "HOW  TO  BUY  SHARES"  -  CLASS  A.)
3 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR, AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
4     A  CONTINGENT  DEFERRED  SALES  CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF
     CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE
"CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE."
5 CAMCO HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO THE FUND THROUGH SEPTEMBER 30, 2001. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:
-  YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

CLASS               NUMBER  OF  YEARS  INVESTMENT  IS  HELD
                    1  YEAR     3  YEARS

A
B  (WITH  REDEMPTION)
B  (NO  REDEMPTION)
C  (WITH  REDEMPTION)
C  (NO  REDEMPTION)

INVESTMENT  PRACTICES  AND  RELATED  RISKS
ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE PRINCIPAL INVESTMENTS AND TECHNIQUES, SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS. FOR EACH OF THE INVESTMENT PRACTICES LISTED,WE SHOW THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE FOLLOWING PAGES FOR A DESCRIPTION OF THE TYPES OF RISKS).

INVESTMENT  PRACTICES

STOCKS IN GENERAL. THE FUND IS SUBJECT TO STOCK MARKET RISK. STOCK PRICES OVERALL MAY DECLINE OVER SHORT OR EVEN LONG PERIODS. THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS THE TECHNOLOGY SECTOR STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER OR WORSE THAN THE STOCK MARKET IN GENERAL. FINALLY, INDIVIDUAL STOCKS MAY LOSE VALUE FOR A VARIETY OF REASONS, EVEN WHEN THE OVERALL STOCK MARKET HAS INCREASED.
RISKS: MARKET.

ACTIVE TRADING STRATEGY/TURNOVER INVOLVES SELLING A SECURITY SOON AFTER PURCHASE. AN ACTIVE TRADING STRATEGY CAUSES A FUND TO HAVE HIGHER PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND SETTLEMENT FEES, AND MAY INCREASE YOUR TAX LIABILITY. RISKS: OPPORTUNITY, MARKET, TRANSACTION AND TAX.

TEMPORARY  DEFENSIVE  POSITIONS.
DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN SHORT-TERM INTEREST-BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE RISKS:
OPPORTUNITY.

CONVENTIONAL  SECURITIES

FOREIGN SECURITIES. SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE U.S. AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE. RISKS: MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL.

SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE. RISKS: MARKET, LIQUIDITY AND INFORMATION.

INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED BONDS. RISKS: INTEREST RATE, MARKET AND CREDIT.

BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA OR COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS. RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY AND INFORMATION.

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY  AND  INFORMATION.

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. RISKS: LIQUIDITY, MARKET AND TRANSACTION.

INITIAL PUBLIC OFFERINGS ("IPOS"). IPOS AND OTHER INVESTMENTS MAY MAGNIFY THE PERFORMANCE IMPACT ON A PORTFOLIO WITH A SMALL ASSET BASE. THE PORTFOLIO MAY NOT EXPERIENCE SIMILAR PERFORMANCE AS THE ASSETS GROW.

LEVERAGED  DERIVATIVE  INSTRUMENTS

CURRENCY CONTRACTS. CONTRACTS INVOLVING THE RIGHT OR OBLIGATION TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY AT A SPECIFIED PRICE AND FUTURE DATE. RISKS:
CURRENCY,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE OF SELLING (WRITING) OPTIONS, THE FUNDS WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY (IF IT IS "COVERED"). RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. RISKS:
INTEREST  RATE,  CURRENCY,  MARKET,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND
OPPORTUNITY.

HIGH  SOCIAL  IMPACT  INVESTMENTS
HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1%) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND MAY BE DEEMED BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT IT TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. THE CALVERT SOCIAL INVESTMENT FOUNDATION HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND'S BOARD IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK - THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND, IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, AND SECURITIES LENDING.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI ").

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

VOLATILITY RISK
THE RISK THAT THE VALUE OF A SECURITY WILL INCREASE OR DECREASE GREATLY WITHIN A SHORT PERIOD OF TIME.

INVESTMENT  SELECTION  PROCESS
INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

POTENTIAL INVESTMENTS FOR THE FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THE FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, THE FUND SEEKS TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR THE FUND MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISOR OF THE FUND BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY THE FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY THE FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THE FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUND INVESTS IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

THE FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISOR. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL.

THE  FUND  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- DELIVER SAFE PRODUCTS AND SERVICES IN WAYS THAT SUSTAIN OUR NATURAL ENVIRONMENT. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT PRODUCE ENERGY FROM RENEWABLE RESOURCES, WHILE AVOIDING CONSISTENT POLLUTERS.

- MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN DEFINING AND ACHIEVING OBJECTIVES. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT OFFER EMPLOYEE STOCK OWNERSHIP OR PROFIT-SHARING PLANS.

- NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT SUPPORTIVE OF THEIR WELLNESS, DO NOT DISCRIMINATE ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY, ETHNIC ORIGIN, OR SEXUAL ORIENTATION, DO NOT CONSISTENTLY VIOLATE REGULATIONS OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR WOMEN, DISADVANTAGED MINORITIES, AND OTHERS FOR WHOM EQUAL OPPORTUNITIES HAVE OFTEN BEEN DENIED. FOR EXAMPLE, THE FUND CONSIDERS BOTH UNIONIZED AND NON-UNION FIRMS WITH GOOD LABOR RELATIONS.

- FOSTER AWARENESS OF A COMMITMENT TO HUMAN GOALS, SUCH AS CREATIVITY, PRODUCTIVITY, SELF-RESPECT AND RESPONSIBILITY, WITHIN THE ORGANIZATION AND THE WORLD, AND CONTINUALLY RECREATES A CONTEXT WITHIN WHICH THESE GOALS CAN BE

REALIZED. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES WITH AN ABOVE AVERAGE COMMITMENT TO COMMUNITY AFFAIRS AND CHARITABLE GIVING.


THE FUND WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:


-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES
-     PRODUCTION,  OR  THE  MANUFACTURE  OF EQUIPMENT, TO PRODUCE NUCLEAR ENERGY
-     MANUFACTURE  OF  WEAPON  SYSTEMS
-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS
-     OPERATION  OF  GAMBLING  CASINOS
- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, THE FUND OBJECTS TO THE UNAUTHORIZED USE OF NAMES AND IMAGES THAT PORTRAY NATIVE AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, THE FUND INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.


SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY
CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS THE FUND'S SHAREHOLDER BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL RESPONSIBILITY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER THE FUND BECOMES A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, THE FUND IS GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS ITS VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF THE FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.

ABOUT  CALVERT
CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO" OR "CALVERT") IS THE FUND'S INVESTMENT ADVISOR. CALVERT PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND; AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE EMPLOYEES OF CALVERT. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6.5 BILLION IN ASSETS UNDER MANAGEMENT.

SUBADVISOR
TURNER INVESTMENT PARTNERS, INC. (1235 WESTLAKES DRIVE, BERWYN, PENNSYLVANIA 19312) HAS MANAGED THE PORTFOLIO SINCE INCEPTION. IT USES A DISCIPLINED APPROACH TO INVESTING IN GROWTH STOCKS BASED ON THE PREMISE THAT EARNINGS EXPECTATIONS DRIVE STOCK PRICES.

BOB TURNER IS THE FOUNDER, CHAIRMAN, AND CHIEF INVESTMENT OFFICER OF TURNER INVESTMENT PARTNERS. HE HEADS THE FUND'S PORTFOLIO MANAGEMENT TEAM. A CHARTERED FINANCIAL ANALYST, HE WAS PREVIOUSLY SENIOR INVESTMENT MANAGER WITH MERIDIAN INVESTMENT COMPANY.

THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISORS WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY CAMCO A FEE OF 1.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND  OR  FUNDS  BEST  SUITS  YOUR  NEEDS AND YOUR GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

THEN  DECIDE  WHICH  CLASS  OF  SHARES  IS  BEST  FOR  YOU.

YOU  SHOULD  MAKE  THIS  DECISION  CAREFULLY,  BASED  ON:
-  THE  AMOUNT  YOU  WISH  TO  INVEST;
-  THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
-  THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS

THIS PROSPECTUS OFFERS THREE DIFFERENT CLASSES (CLASS A, B, OR C) OF THE FUND. THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF
INVESTORS  WHO  MAY  BE  INTERESTED  IN  EACH  CLASS:

CLASS  A:
FRONT-END  SALES
CHARGE

FOR ALL INVESTORS, PARTICULARLY THOSE INVESTING A SUBSTANTIAL AMOUNT WHO PLAN TO HOLD THE SHARES FOR A LONG PERIOD OF TIME.


SALES CHARGE ON EACH PURCHASE OF 4.75% OR LESS, DEPENDING ON THE AMOUNT YOU INVEST.


CLASS  A  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  UP  TO       %.

CLASS  A  SHARES  HAVE  LOWER  ANNUAL  EXPENSES  DUE  TO  A  LOWER  12B-1  FEE.


PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE WILL BE SUBJECT TO A 1.0% DEFERRED SALES CHARGE FOR 1 YEAR.
CLASS  B:
DEFERRED  SALES
CHARGE  FOR  6  YEARS

FOR INVESTORS WHO PLAN TO HOLD THE SHARES AT LEAST 6 YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.


NO  SALES  CHARGE  ON EACH PURCHASE, BUT IF YOU SELL YOUR SHARES WITHIN 6 YEARS,
YOU  WILL  PAY  A  DEFERRED  SALES  CHARGE  OF  5%  OR  LESS ON SHARES YOU SELL.

CLASS  B  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

YOUR SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER 8 YEARS, REDUCING YOUR FUTURE ANNUAL EXPENSES.

IF YOU ARE INVESTING MORE THAN $250,000, YOU SHOULD CONSIDER INVESTING IN CLASS A OR C.
CLASS  C:
DEFERRED  SALES
CHARGE  FOR  1  YEAR

FOR INVESTORS WHO ARE INVESTING FOR AT LEAST ONE YEAR, BUT LESS THAN SIX YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.

NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL SHARES WITHIN 1 YEAR, THEN YOU WILL PAY A DEFERRED SALES CHARGE OF 1% AT THAT TIME.


CLASS  C  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

CLASS C SHARES HAVE HIGHER ANNUAL EXPENSES THAN CLASS A AND THERE IS NO AUTOMATIC CONVERSION TO CLASS A.

IF  YOU  ARE  INVESTING  MORE  THAN  $1,000,000,  YOU  SHOULD INVEST IN CLASS A.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" MEANS THE NAV PER SHARE PLUS THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE PERCENTAGE RATE OF THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN
$50,000,4  THEN  THE  SALES  CHARGE  IS  REDUCED  TO  3.75%.

YOUR  INVESTMENT  IN                    SALES CHARGE  %       % OF AMT.
CLASS  A  SHARES                        OF OFFERING PRICE     INVESTED
LESS  THAN  $50,000                     4.75%                 4.99%
$50,000  BUT  LESS  THAN  $100,000      3.75%                 3.90%
$100,000  BUT  LESS  THAN  $250,000     2.75%                 2.83%
$250,000  BUT  LESS  THAN  $500,000     1.75%                 1.78%
$500,000  BUT  LESS  THAN  $1,000,000   1.00%                 1.01%
$1,000,000  AND  OVER                   NONE*                 NONE*

4 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.

* PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE ARE SUBJECT TO A ONE YEAR CDSC OF 1.00%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST 6 YEARS, YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.

TIME  SINCE  PURCHASE     CDSC  %
1ST  YEAR                 5%
2ND  YEAR                 4%
3RD  YEAR                 4%
4TH  YEAR                 3%
5TH  YEAR                 2%
6TH  YEAR                 1%
AFTER  6  YEARS           NONE

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

- REDEMPTION UPON THE DEATH OR DISABILITY OF THE SHAREHOLDER, PLAN PARTICIPANT, OR BENEFICIARY.1
- MINIMUM REQUIRED DISTRIBUTIONS FROM RETIREMENT PLAN ACCOUNTS FOR SHAREHOLDERS 70 1/2 AND OLDER.2
- THE RETURN OF AN EXCESS CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO SECTIONS 408(D)(4) OR (5), 401(K)(8), 402(G)(2), OR 401(M)(6) OF THE INTERNAL REVENUE
CODE.
- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF TRUSTEES/DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% OF THE SHAREHOLDER'S ACCOUNT BALANCE.3

1 "DISABILITY" MEANS A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY THE FEDERAL SOCIAL SECURITY ADMINISTRATION.
2 THE MAXIMUM AMOUNT SUBJECT TO THIS WAIVER IS BASED ONLY UPON THE SHAREHOLDER'S CALVERT GROUP RETIREMENT ACCOUNTS.
3 THIS SYSTEMATIC WITHDRAWAL PLAN REQUIRES A MINIMUM ACCOUNT BALANCE OF $50,000 TO BE ESTABLISHED.

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

DISTRIBUTION  AND  SERVICE  FEES
THE FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

THE TABLE BELOW SHOWS THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER THE DISTRIBUTION PLAN, AND THE AMOUNT ACTUALLY PAID BY THE FUND FOR THE MOST RECENT FISCAL YEAR. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS OF THE PARTICULAR CLASS.

     MAXIMUM  PAYABLE  UNDER  PLAN/AMOUNT  ACTUALLY  PAID


     CLASS  A          CLASS  B          CLASS  C
     %/NA             1.00%/NA          1.00%/NA


NEXT  STEP  -  ACCOUNT  APPLICATION

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SALES DEPARTMENT AT 800-368-2748.


MINIMUM  TO  OPEN AN ACCOUNT                   MINIMUM ADDITIONAL INVESTMENTS -
$                                              $

PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO  CALVERT'S  TRANSFER  AGENT  AT:

     NEW  ACCOUNTS               SUBSEQUENT  INVESTMENTS
     (INCLUDE  APPLICATION):     (INCLUDE  INVESTMENT  SLIP):
     CALVERT  GROUP              CALVERT  GROUP
     P.O.  BOX  219544           P.O.  BOX  219739
     KANSAS,  CITY  MO           KANSAS  CITY,  MO
     64121-9544                  64121-9739

     BY  REGISTERED,             CALVERT  GROUP
     CERTIFIED,  OR              C/O  NFDS,
     OVERNIGHT  MAIL             330  WEST  9TH  ST.
                                 KANSAS  CITY,  MO  64105-1807

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS AND POST OFFICES ARE CLOSED.

THE FUND MAY HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THE FUND DOES NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED BY THE TRANSFER AGENT IN KANSAS CITY, MO (SEE ADDRESSES ON PRECEDING
PAGE). ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS AND INDICATE THE FUND AND CLASS. NO CASH WILL BE ACCEPTED OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT BY THE TRANSFER AGENT. YOU SHOULD NOTE THAT THE SHARE PRICE MAY CHANGE DURING THIS PERIOD. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A FEE OF $5 PAYABLE TO THE FUND. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT HTTP://WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES MAY BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET TO RECEIVE THAT DAY'S PRICE. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED BY YOUR BANK WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS AND ESTABLISHED BANK INSTRUCTIONS ON YOUR ACCOUNT, WHEN OPENED OR AT A LATER DATE BY A SIGNATURE GUARANTEED LETTER . YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU INSTRUCT US OTHERWISE IN WRITING WHILE
TELEPHONE REDEMPTION IS EASY AND CONVENIENT, THIS ACCOUNT FEATURE INVOLVES A RISK OF LOSS FROM UNAUTHORIZED OR FRAUDULENT TRANSACTIONS. CALVERT WILL TAKE REASONABLE PRECAUTIONS TO PROTECT YOUR ACCOUNT FROM FRAUD. YOU SHOULD DO THE SAME BY KEEPING YOUR ACCOUNT INFORMATION PRIVATE AND IMMEDIATELY REVIEWING ANY CONFIRMATIONS OR ACCOUNT STATEMENTS THAT WE SEND YOU. MAKE SURE TO CONTACT CALVERT IMMEDIATELY ABOUT ANY TRANSACTION YOU BELIEVE TO BE UNAUTHORIZED.

WE RESERVE THE RIGHT TO REFUSE A TELEPHONE REDEMPTION IF THE CALLER IS UNABLE TO
PROVIDE:
- THE  ACCOUNT  NUMBER.
- THE  NAME  AND  ADDRESS  EXACTLY  AS  REGISTERED  ON  THE  ACCOUNT.
- THE PRIMARY SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER AS REGISTERED ON THE ACCOUNT.

PLEASE NOTE THAT CALVERT WILL NOT BE RESPONSIBLE FOR ANY ACCOUNT LOSSES DUE TO TELEPHONE FRAUD, SO LONG AS WE HAVE TAKEN REASONABLE STEPS TO VERIFY THE CALLER'S IDENTITY. IF YOU WISH TO REMOVE THE TELEPHONE REDEMPTION FEATURE FROM YOUR ACCOUNT, PLEASE NOTIFY US IN WRITING.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE CALVERT MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.


BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

BANK HOLIDAYS: ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY) EXCHANGE REQUESTS INTO OR OUT OF A MONEY MARKET FUND WILL BE PRICED AT THE NEXT DETERMINED NAV, BUT WILL NOT RECEIVE ANY DIVIDEND IN THE MONEY MARKET FUND UNTIL THE NEXT DAY THE
FUND'S CUSTODIAN  BANK  IS  OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED TO BE MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A FINANCIAL INTERMEDIARY.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST ______ PER CLASS. IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM (FOR ANY REASON, INCLUDING A DECLINE IN THE VALUE OF THE FUND'S SHARES), AND WILL BE CLOSED IF
THE  BALANCE  IS  NOT  BROUGHT  UP  TO  THE  REQUIRED  MINIMUM  WITHIN  30 DAYS.

TO PROTECT INVESTORS, THE FUND MAY REJECT CERTAIN SMALL RETIREMENT PLAN ACCOUNTS WHERE THE ACCOUNTING AND TRANSACTION EXPENSES WOULD BE A BURDEN TO OTHER FUND SHAREHOLDERS.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN THE SAME SHARE CLASS OF AN IDENTICALLY REGISTERED ACCOUNT IN THE SAME SHARE CLASS OF ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO
DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE MAY BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. YOUR SHARES WILL BE REDEEMED AT THE NAV NEXT CALCULATED (LESS ANY APPLICABLE CDSC) AFTER YOUR REDEMPTION REQUEST IS RECEIVED BY THE TRANSFER AGENT IN GOOD ORDER (SEE BELOW). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000. SEE "OTHER CALVERT GROUP FEATURES-TELEPHONE TRANSACTIONS."

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED. UNLESS THEY OTHERWISE QUALIFY FOR A WAIVER, CLASS B OR CLASS C SHARES REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE SUBJECT TO THE CONTINGENT DEFERRED SALES CHARGE.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

REQUEST  IN  "GOOD  ORDER"
ALL REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT IN "GOOD ORDER." THIS MEANS THAT YOUR REQUEST MUST INCLUDE:

-  THE  FUND  NAME  AND  ACCOUNT  NUMBER
-  THE  AMOUNT  OF  THE  TRANSACTION  (IN  DOLLARS  OR  SHARES).
- SIGNATURES OF ALL OWNERS EXACTLY AS REGISTERED ON THE ACCOUNT (FOR MAIL REQUESTS).
-  SIGNATURE  GUARANTEES  (IF  REQUIRED).*
-  ANY  SUPPORTING  LEGAL  DOCUMENTATION  THAT  MAY  BE  REQUIRED.
-  ANY  OUTSTANDING  CERTIFICATES  REPRESENTING  SHARES  TO  BE  REDEEMED.

*FOR INSTANCE, A SIGNATURE GUARANTEE MUST BE PROVIDED BY ALL REGISTERED ACCOUNT SHAREHOLDERS WHEN REDEMPTION PROCEEDS ARE SENT TO A DIFFERENT PERSON OR ADDRESS. A SIGNATURE GUARANTEE CAN BE OBTAINED FROM MOST COMMERCIAL AND SAVINGS BANKS, CREDIT UNIONS, TRUST COMPANIES, OR MEMBER FIRMS OF A U.S. STOCK EXCHANGE.

TRANSACTIONS ARE PROCESSED AT THE NEXT DETERMINED SHARE PRICE AFTER THE TRANSFER AGENT HAS RECEIVED ALL REQUIRED INFORMATION.

EXHIBIT  A
REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

*  A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
1.  HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
2.  HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B) OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP OF FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.

NEITHER THE FUND, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP.

PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANY CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUND RESERVES THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS

CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF AMOUNT INVESTED FOR CLASS B AND C) WHEN YOU PURCHASE SHARES OF NON-MONEY MARKET FUNDS. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

MAXIMUM  COMMISSION/SERVICE  FEES

          CLASS  A          CLASS  B*          CLASS  C**
          4.00%/0.25%       4.00%/0.25%        1.00%/1.00%

*CLASS  B  SERVICE  FEES  BEGINS  TO  ACCRUE  IN  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1.00%. BEGINS TO ACCRUE IN 13TH MONTH.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL CLASS A FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO, CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON CLASS A SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE. THE FINDER'S FEE IS 1% OF THE PURCHASE NAV AMOUNT ON THE FIRST $2 MILLION, 0.80% ON $2 TO $3 MILLION, 0.50% ON $3 TO $50 MILLION, 0.25% ON $50 TO $100 MILLION, AND 0.15% OVER $100
MILLION. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745
WWW.CALVERT.COM

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB-SITE
ADDRESS:  HTTP://WWW.CALVERT.COM


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND SAIS, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR BROKER, OR THE FUND AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD.  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
ADDRESS:  HTTP://WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORT AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT-ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE ROOM OF THE COMMISSION, WASHINGTON, D.C. 20549-6009, TELEPHONE: 1-800-SEC-0330.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-3334

PRELIMINARY PROSPECTUS
AUGUST  4,  2000
CALVERT  SOCIAL  INVESTMENT  FUND  -  TECHNOLOGY  PORTFOLIO
CLASS  I  (INSTITUTIONAL)  SHARES



TABLE  OF  CONTENTS

     ABOUT  THE  FUND
          INVESTMENT  OBJECTIVE,  STRATEGY                    1
          FEES  AND  EXPENSES                                 1
          INVESTMENT  PRACTICES  AND  RELATED  RISKS          2
          HIGH  SOCIAL  IMPACT  INVESTMENTS                   3
          SPECIAL  EQUITIES                                   4
          SHAREHOLDER ADVOCACY AND SOCIAL RESPONSIBILITY      5
     ABOUT  YOUR  INVESTMENT
          SUBADVISOR                                          5
          ADVISORY  FEES                                      5
          HOW  TO  OPEN  AN  ACCOUNT                          5
          IMPORTANT  -  HOW  SHARES  ARE  PRICED              5
          WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED             6
          OTHER  CALVERT  GROUP  FEATURES (EXCHANGES,
          MINIMUM ACCOUNT BALANCE, ETC.)                      6
          DIVIDENDS,  CAPITAL  GAINS  AND  TAXES              7
          HOW  TO  SELL  SHARES                               7

THE  INFORMATION  IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
SECURITIES  IN  ANY  STATES  WHERE  THE  OFFER  OR  SALE  IS  NOT  PERMITTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OBJECTIVE
THE FUND SEEKS GROWTH OF CAPITAL THROUGH INVESTMENT IN STOCKS IN COMPANIES INVOLVED IN THE DEVELOPMENT, ADVANCEMENT, AND USE OF TECHNOLOGY.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS PRIMARILY IN STOCKS OF COMPANIES THAT THE ADVISOR EXPECTS TO BENEFIT FROM THE DEVELOPMENT AND USE OF TECHNOLOGY. HOLDINGS CAN RANGE FROM SMALL COMPANIES DEVELOPING NEW TECHNOLOGY TO BLUE CHIP FIRMS WITH ESTABLISHED TRACK RECORDS OF DEVELOPING AND MARKETING TECHNOLOGICAL ADVANCES.

THE FUND WILL INVEST AT LEAST 65% OF ITS ASSETS IN THE STOCKS OF U.S. AND NON-U.S. COMPANIES PRINCIPALLY ENGAGED IN RESEARCH, DEVELOPMENT, AND MANUFACTURE OF TECHNOLOGY AND IN THE STOCKS OF COMPANIES THAT SHOULD BENEFIT FROM THE COMMERCIALIZATION OF TECHNOLOGICAL ADVANCES. THE FUND MAY ALSO INVEST UP TO 10% IN PRIVATE EQUITY AND SHORT AT LEAST 10% OF THE NET ASSET VALUE.

THE GOAL OF THE INVESTMENT SELECTION PROCESS IS TO IDENTIFY CANDIDATES FOR INVESTMENT THAT ARE GROWTH COMPANIES WITH SUPERIOR EARNINGS PROSPECTS, REASONABLE VALUATIONS, AND FAVORABLE TRADING VOLUME AND PRICE PATTERNS. THE PROCESS IS BASED ON ONE PHILOSOPHY: EARNINGS EXPECTATIONS DRIVE STOCK PRICES. THE FUND INVESTS IN COMPANIES WITH STRONG EARNINGS PROSPECTS THAT THE SUBADVISOR EXPECTS TO PRODUCE GAINS OVER TIME. THE FUND BUYS COMPANIES WITH STRONG EARNINGS DYNAMICS, AND SELLS THOSE WITH DETERIORATING EARNINGS PROSPECTS. SECURITY SELECTION IS THE PRIMARY MEANS OF ADDING INVESTMENT VALUE. THE FUND USES AN ACTIVE TRADING STRATEGY WHICH MAY CAUSE THE FUND TO HAVE A RELATIVELY HIGH AMOUNT OF SHORT- TERM CAPITAL GAINS, WHICH ARE TAXABLE TO YOU, THE SHAREHOLDER, AT THE ORDINARY INCOME TAX RATE.

THE FUND INVESTS WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

PRINCIPAL  RISKS
THE FUND IS DESIGNED FOR LONG-TERM INVESTORS WHO ARE WILLING TO ACCEPT ABOVE-AVERAGE RISK AND VOLATILITY IN ORDER TO SEEK A HIGHER RATE OF RETURN OVER TIME. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM FOR ANY OF THE FOLLOWING REASONS:

-THE  STOCK  MARKET  GOES  DOWN
- THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO  NOT  PERFORM  AS WELL AS EXPECTED
- THE FUND IS SUBJECT TO THE RISK THAT ITS PRINCIPAL MARKET SEGMENT, TECHNOLOGY STOCKS, MAY UNDERPERFORM COMPARED TO OTHER MARKET SEGMENTS OR TO THE EQUITY MARKETS AS A WHOLE
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF COMPANIES. GAINS OR LOSSES ON A SINGLE STOCK MAY HAVE GREATER IMPACT ON THE FUND


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING
EXPENSES  ARE  DEDUCTED  FROM  FUND  ASSETS.


ANNUAL  FUND  OPERATING  EXPENSES1
(EXPENSES  DEDUCTED  FROM  FUND  ASSETS)
MANAGEMENT  FEES                                   --%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES          --%
OTHER  EXPENSES                                    --%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES           --%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT2       --%
NET  EXPENSES                                      --%

1 EXPENSES ARE BASED ON ESTIMATES FOR THE FUND'S CURRENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR, CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO" OR "CALVERT") TO THE SUBADVISOR, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2 CAMCO HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO THE FUND THROUGH SEPTEMBER 30, 2001. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE  EXAMPLE  ASSUMES  THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS IF THE CLASS I SHARES ARE HELD FOR 1, OR 3 YEARS:

NUMBER  OF  YEARS  INVESTMENT  IS  HELD
     1 YEAR     3 YEARS

       ---        ---

INVESTMENT  PRACTICES  AND  RELATED  RISKS
ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE PRINCIPAL INVESTMENTS AND TECHNIQUES, SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS. FOR EACH OF THE INVESTMENT PRACTICES LISTED, WE SHOW THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE FOLLOWING PAGES FOR A DESCRIPTION OF THE TYPES OF RISKS).

INVESTMENT  PRACTICES

STOCKS IN GENERAL. THE FUND IS SUBJECT TO STOCK MARKET RISK. STOCK PRICES OVERALL MAY DECLINE OVER SHORT OR EVEN LONG PERIODS. THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM LARGE AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER OR WORSE THAN THE STOCK MARKET IN GENERAL. FINALLY, INDIVIDUAL STOCKS MAY LOSE VALUE FOR A VARIETY OF REASONS, EVEN WHEN THE OVERALL STOCK MARKET HAS INCREASED. RISKS: MARKET.

ACTIVE TRADING STRATEGY/TURNOVER INVOLVES SELLING A SECURITY SOON AFTER PURCHASE. AN ACTIVE TRADING STRATEGY CAUSES A FUND TO HAVE HIGHER PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND SETTLEMENT FEES, AND MAY INCREASE YOUR TAX LIABILITY. RISKS: OPPORTUNITY, MARKET, TRANSACTION AND TAX.

TEMPORARY  DEFENSIVE  POSITIONS.
DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN SHORT-TERM INTEREST-BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE RISKS:
OPPORTUNITY.

CONVENTIONAL  SECURITIES

FOREIGN SECURITIES. SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE U.S. AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE. RISKS: MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL.

SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE. RISKS: MARKET, LIQUIDITY AND INFORMATION.


INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED BONDS. RISKS: INTEREST RATE, MARKET AND CREDIT.

BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA OR COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS. RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY AND INFORMATION.

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY  AND  INFORMATION.

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. RISKS: LIQUIDITY, MARKET AND TRANSACTION.

INITIAL PUBLIC OFFERINGS ("IPOS"). IPOS AND OTHER INVESTMENTS MAY MAGNIFY THE PERFORMANCE IMPACT ON A PORTFOLIO WITH A SMALL ASSET BASE. THE PORTFOLIO MAY NOT EXPERIENCE SIMILAR PERFORMANCE AS THE ASSETS GROW. RISKS: MARKET.

LEVERAGED  DERIVATIVE  INSTRUMENTS

CURRENCY CONTRACTS. CONTRACTS INVOLVING THE RIGHT OR OBLIGATION TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY AT A SPECIFIED PRICE AND FUTURE DATE. RISKS:
CURRENCY,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE OF SELLING (WRITING) OPTIONS, THE FUNDS WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY (IF IT IS "COVERED").
RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. RISKS:
INTEREST  RATE,  CURRENCY,  MARKET,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND
OPPORTUNITY.

HIGH  SOCIAL  IMPACT  INVESTMENTS
HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1%) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND MAY BE DEEMED BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT IT TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. THE CALVERT SOCIAL INVESTMENT FOUNDATION HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND'S BOARD IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK - THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND, IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, AND SECURITIES LENDING.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.


EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

INVESTMENT  SELECTION  PROCESS
INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA.

POTENTIAL INVESTMENTS FOR THE FUND ARE FIRST SELECTED FOR FINANCIAL SOUNDNESS AND THEN EVALUATED ACCORDING TO THE FUND'S SOCIAL CRITERIA. TO THE GREATEST EXTENT POSSIBLE, THE FUND SEEKS TO INVEST IN COMPANIES THAT EXHIBIT POSITIVE ACCOMPLISHMENTS WITH RESPECT TO ONE OR MORE OF THE SOCIAL CRITERIA. INVESTMENTS FOR THE FUND MUST MEET THE MINIMUM STANDARDS FOR ALL ITS FINANCIAL AND SOCIAL CRITERIA.

ALTHOUGH THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES, CAMCO AND THE SUBADVISOR OF THE FUND BELIEVE THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS WHICH SATISFY THE FUND'S INVESTMENT AND SOCIAL OBJECTIVES.

THE SELECTION OF AN INVESTMENT BY THE FUND DOES NOT CONSTITUTE ENDORSEMENT OR VALIDATION BY THE FUND, NOR DOES THE EXCLUSION OF AN INVESTMENT NECESSARILY REFLECT FAILURE TO SATISFY THE FUND'S SOCIAL CRITERIA. INVESTORS ARE INVITED TO SEND A BRIEF DESCRIPTION OF COMPANIES THEY BELIEVE MIGHT BE SUITABLE FOR INVESTMENT.

SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
THE FUND INVESTS IN ACCORDANCE WITH THE PHILOSOPHY THAT LONG-TERM REWARDS TO INVESTORS WILL COME FROM THOSE ORGANIZATIONS WHOSE PRODUCTS, SERVICES, AND METHODS ENHANCE THE HUMAN CONDITION AND THE TRADITIONAL AMERICAN VALUES OF INDIVIDUAL INITIATIVE, EQUALITY OF OPPORTUNITY AND COOPERATIVE EFFORT. IN ADDITION, WE BELIEVE THAT THERE ARE LONG-TERM BENEFITS IN AN INVESTMENT PHILOSOPHY THAT DEMONSTRATES CONCERN FOR THE ENVIRONMENT, LABOR RELATIONS, HUMAN RIGHTS AND COMMUNITY RELATIONS. THOSE ENTERPRISES THAT EXHIBIT A SOCIAL AWARENESS IN THESE ISSUES SHOULD BE BETTER PREPARED TO MEET FUTURE SOCIETAL NEEDS. BY RESPONDING TO SOCIAL CONCERNS, THESE ENTERPRISES SHOULD NOT ONLY AVOID THE LIABILITY THAT MAY BE INCURRED WHEN A PRODUCT OR SERVICE IS DETERMINED TO HAVE A NEGATIVE SOCIAL IMPACT OR HAS OUTLIVED ITS USEFULNESS, BUT ALSO BE BETTER POSITIONED TO DEVELOP OPPORTUNITIES TO MAKE A PROFITABLE CONTRIBUTION TO SOCIETY. THESE ENTERPRISES SHOULD BE READY TO RESPOND TO EXTERNAL DEMANDS AND ENSURE THAT OVER THE LONGER TERM THEY WILL BE VIABLE TO SEEK TO PROVIDE A POSITIVE RETURN TO BOTH INVESTORS AND SOCIETY AS A WHOLE.

THE FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CAMCO AND THE SUBADVISOR. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL.
THE  FUND  SEEKS  TO  INVEST  IN  COMPANIES  THAT:

- DELIVER SAFE PRODUCTS AND SERVICES IN WAYS THAT SUSTAIN OUR NATURAL ENVIRONMENT. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT PRODUCE ENERGY FROM RENEWABLE RESOURCES, WHILE AVOIDING CONSISTENT POLLUTERS.

- MANAGE WITH PARTICIPATION THROUGHOUT THE ORGANIZATION IN DEFINING AND ACHIEVING OBJECTIVES. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES THAT OFFER EMPLOYEE STOCK OWNERSHIP OR PROFIT-SHARING PLANS.

- NEGOTIATE FAIRLY WITH THEIR WORKERS, PROVIDE AN ENVIRONMENT SUPPORTIVE OF THEIR WELLNESS, DO NOT DISCRIMINATE ON THE BASIS OF RACE, GENDER, RELIGION, AGE, DISABILITY, ETHNIC ORIGIN, OR SEXUAL ORIENTATION, DO NOT CONSISTENTLY VIOLATE REGULATIONS OF THE EEOC, AND PROVIDE OPPORTUNITIES FOR WOMEN, DISADVANTAGED MINORITIES, AND OTHERS FOR WHOM EQUAL OPPORTUNITIES HAVE OFTEN BEEN DENIED. FOR EXAMPLE, THE FUND CONSIDERS BOTH UNIONIZED AND NON-UNION FIRMS WITH GOOD LABOR RELATIONS.

- FOSTER AWARENESS OF A COMMITMENT TO HUMAN GOALS, SUCH AS CREATIVITY, PRODUCTIVITY, SELF-RESPECT AND RESPONSIBILITY, WITHIN THE ORGANIZATION AND THE WORLD, AND CONTINUALLY RECREATES A CONTEXT WITHIN WHICH THESE GOALS CAN BE
REALIZED. FOR EXAMPLE, THE FUND LOOKS FOR COMPANIES WITH AN ABOVE AVERAGE COMMITMENT TO COMMUNITY AFFAIRS AND CHARITABLE GIVING.


THE FUND WILL NOT INVEST IN COMPANIES THAT THE ADVISOR DETERMINES TO BE SIGNIFICANTLY ENGAGED IN:


-     BUSINESS  ACTIVITIES  IN  SUPPORT  OF  REPRESSIVE  REGIMES
-     PRODUCTION,  OR  THE  MANUFACTURE  OF EQUIPMENT, TO PRODUCE NUCLEAR ENERGY
-     MANUFACTURE  OF  WEAPON  SYSTEMS
-     MANUFACTURE  OF  ALCOHOLIC  BEVERAGES  OR  TOBACCO  PRODUCTS
-     OPERATION  OF  GAMBLING  CASINOS
- A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. WE URGE COMPANIES TO END NEGATIVE STEREOTYPES OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES. FOR EXAMPLE, THE FUND OBJECTS TO THE UNAUTHORIZED USE OF NAMES AND IMAGES THAT PORTRAY NATIVE AMERICANS IN A NEGATIVE LIGHT, AND SUPPORTS THE PROMOTION OF POSITIVE PORTRAYALS OF ALL INDIVIDUALS AND ETHNIC GROUPS.


WITH RESPECT TO U.S. GOVERNMENT SECURITIES, THE FUND INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY
AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS SHAREHOLDERS BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL RESPONSIBILITY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER THE FUND BECOMES A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, THE FUND IS GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS ITS VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF OUR FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.


ABOUT  CALVERT

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUND'S INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND, AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF SEPTEMBER 30, 2000, CALVERT HAD OVER $____ BILLION IN ASSETS UNDER MANAGEMENT.

SUBADVISOR
TURNER INVESTMENT PARTNERS, INC. (1235 WESTLAKES DRIVE, BERWYN, PENNSYLVANIA 19312) HAS MANAGED THE PORTFOLIO SINCE INCEPTION. IT USES A DISCIPLINED APPROACH TO INVESTING IN GROWTH STOCKS BASED ON THE PREMISE THAT EARNINGS EXPECTATIONS DRIVE STOCK PRICES.

ROBERT TURNER IS THE FOUNDER, CHAIRMAN, AND CHIEF INVESTMENT OFFICER OF TURNER INVESTMENT PARTNERS. HE HEADS THE FUND'S PORTFOLIO MANAGEMENT TEAM. A CHARTERED FINANCIAL ANALYST, HE WAS PREVIOUSLY SENIOR INVESTMENT MANAGER WITH MERIDIAN INVESTMENT COMPANY.

THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF TRUSTEES, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISORS WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY CAMCO A FEE OF 1.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.

HOW  TO  OPEN  AN  ACCOUNT

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT.  BE SURE TO SPECIFY CLASS
I. ALL PURCHASES MUST BE MADE BY BANKWIRE IN U.S. DOLLARS. FOR MORE INFORMATION AND WIRE INSTRUCTIONS, CALL CALVERT GROUP AT 800-327-2109.

MINIMUM  TO  OPEN  AN  ACCOUNT  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERAN'S DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS AND POST OFFICES ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION
VISIT  WWW.CALVERT.COM  OR  CALL  800-368-2745

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES AND WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS AND ESTABLISHED BANK INSTRUCTIONS ON YOUR ACCOUNT, WHEN OPENED OR AT A LATER DATE BY A SIGNATURE-GUARANTEED LETTER. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU INSTRUCT US OTHERWISE IN WRITING.

WHILE TELEPHONE REDEMPTION IS EASY AND CONVENIENT, THIS ACCOUNT FEATURE INVOLVES A RISK OF LOSS FROM UNAUTHORIZED OR FRAUDULENT TRANSACTIONS. CALVERT WILL TAKE REASONABLE PRECAUTIONS TO PROTECT YOUR ACCOUNT FROM FRAUD. YOU SHOULD DO THE SAME BY KEEPING YOUR ACCOUNT INFORMATION PRIVATE AND IMMEDIATELY REVIEWING ANY CONFIRMATIONS OR ACCOUNT STATEMENTS THAT WE SEND TO YOU. MAKE SURE TO CONTACT CALVERT IMMEDIATELY ABOUT ANY TRANSACTION YOU BELIEVE TO BE UNAUTHORIZED.

WE RESERVE THE RIGHT TO REFUSE A TELEPHONE REDEMPTION IF THE CALLER IS UNABLE TO
PROVIDE:
- THE  ACCOUNT  NUMBER.
- THE  NAME  AND  ADDRESS  EXACTLY  AS  REGISTERED  ON  THE  ACCOUNT.
- THE PRIMARY SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER AS REGISTERED ON THE ACCOUNT.

PLEASE NOTE THAT CALVERT WILL NOT BE RESPONSIBLE FOR ANY ACCOUNT LOSSES DUE TO TELEPHONE FRAUD, SO LONG AS WE HAVE TAKEN REASONABLE STEPS TO VERIFY THE CALLER'S IDENTITY. IF YOU WISH TO REMOVE THE TELEPHONE REDEMPTION FEATURE FROM YOUR ACCOUNT, PLEASE NOTIFY US IN WRITING.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

SHARES  MAY  ONLY  BE  EXCHANGED  FOR  CLASS  I  SHARES OF ANOTHER CALVERT FUND.

BANK HOLIDAYS: ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY) EXCHANGE REQUESTS INTO OR OUT OF A MONEY MARKET FUND WILL BE PRICED AT THE NEXT-DETERMINED NAV, BUT WILL NOT RECEIVE ANY DIVIDEND IN THE MONEY MARKET FUND UNTIL THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000,000 PER FUND. IF DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW THE MINIMUM, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE CLOSED, OR MOVED TO CLASS A (AT NAV) AFTER 30 DAYS IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID TO YOU BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN THE CAME SHARE CLASS OF ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.


OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED BY THE TRANSFER AGENT IN GOOD ORDER (SEE BELOW). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

REQUEST  IN  "GOOD  ORDER"
ALL REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT IN "GOOD ORDER." THIS MEANS THAT YOUR REQUEST MUST INCLUDE:

-  THE  FUND  NAME  AND  ACCOUNT  NUMBER
-  THE  AMOUNT  OF  THE  TRANSACTION  (IN  DOLLARS  OR  SHARES).
- SIGNATURES OF ALL OWNERS EXACTLY AS REGISTERED ON THE ACCOUNT (FOR MAIL REQUESTS).
-  SIGNATURE  GUARANTEES  (IF  REQUIRED).*
-  ANY  SUPPORTING  LEGAL  DOCUMENTATION  THAT  MAY  BE  REQUIRED.
-  ANY  OUTSTANDING  CERTIFICATES  REPRESENTING  SHARES  TO  BE  REDEEMED.
*FOR INSTANCE, A SIGNATURE GUARANTEE MUST BE PROVIDED BY ALL REGISTERED ACCOUNT SHAREHOLDERS WHEN REDEMPTION PROCEEDS ARE SENT TO A DIFFERENT PERSON OR ADDRESS. A SIGNATURE GUARANTEE CAN BE OBTAINED FROM MOST COMMERCIAL AND SAVINGS BANKS, CREDIT UNIONS, TRUST COMPANIES, OR MEMBER FIRMS OF A U.S. STOCK EXCHANGE.

TRANSACTIONS ARE PROCESSED AT THE NEXT DETERMINED SHARE PRICE AFTER THE TRANSFER AGENT HAS RECEIVED ALL REQUIRED INFORMATION.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE  -  CALL  800-368-2745
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY WIRED TO AN ADDRESS OR BANK YOU HAVE PREVIOUSLY AUTHORIZED. CLASS I REDEMPTIONS MUST BE MADE BY WIRE.
IF YOU WANT THE MONEY TO BE WIRED TO A BANK NOT PREVIOUSLY AUTHORIZED, THEN A VOIDED BANK CHECK MUST BE PROVIDED. TO ADD INSTRUCTIONS TO WIRE TO A DESTINATION NOT PREVIOUSLY ESTABLISHED, OR IF YOU WOULD LIKE FUNDS SENT TO A DIFFERENT ADDRESS OR ANOTHER PERSON, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

TO  OPEN  AN  INSTITUTIONAL  (CLASS  I)  ACCOUNT:
800-327-2109


PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM


SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-327-2109


TDD  FOR  HEARING-IMPAIRED:
800-541-1524


CALVERT  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:



CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.
YOU  CAN  GET  TEXT-ONLY  COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102. TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-3334

                         CALVERT SOCIAL INVESTMENT FUND
 (BALANCED, BOND, EQUITY, MONEY MARKET, MANAGED INDEX AND TECHNOLOGY PORTFOLIOS)
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                   JANUARY 31, 2000, REVISED AUGUST 4, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-IMPAIRED
     SERVICES:        (301)  951-4850                   (800)  541-1524

     THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE STATEMENT OF ADDITIONAL INFORMATION IN CONJUNCTION WITH THE FUND'S PRELIMINARY PROSPECTUS, DATED AUGUST 4, 2000. THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN ITS MOST RECENT ANNUAL
AND SEMI-ANNUAL REPORT TO SHAREHOLDERS, ARE EXPRESSLY INCORPORATED BY REFERENCE, AND MADE A PART OF THIS SAI. THE PROSPECTUS AND THE MOST RECENT SHAREHOLDER REPORT MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS                              2
     INVESTMENT  RESTRICTIONS                                      8
     INVESTMENT  SELECTION  PROCESS                               10
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES                        10
     NET  ASSET  VALUE                                            11
     CALCULATION  OF  YIELD  AND  TOTAL  RETURN                   13
     PURCHASE  AND  REDEMPTION  OF  SHARES                        16
     ADVERTISING                                                  16
     TRUSTEES,  OFFICERS  AND  ADVISORY  COUNCIL                  17
     INVESTMENT  ADVISOR  AND  SUBADVISOR                         20
     ADMINISTRATIVE  SERVICES  AGENT                              21
     METHOD  OF  DISTRIBUTION                                     22
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS                25
     PORTFOLIO  TRANSACTIONS                                      25
     PERSONAL  SECURITIES  TRANSACTIONS                           26
     INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS                    26
     CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS  OF  SECURITIES    26
     GENERAL  INFORMATION                                         28
     APPENDIX                                                     29

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

FOREIGN  SECURITIES  (NOT  APPLICABLE  TO  MANAGED  INDEX  OR  MONEY  MARKET)
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE PORTFOLIOS MAY PURCHASE FOREIGN SECURITIES DIRECTLY, ON FOREIGN MARKETS, OR THOSE REPRESENTED BY AMERICAN DEPOSITARY RECEIPTS ("ADRS"), OR OTHER RECEIPTS EVIDENCING OWNERSHIP OF FOREIGN SECURITIES, SUCH AS INTERNATIONAL DEPOSITORY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS. ADRS ARE US DOLLAR-DENOMINATED AND TRADED IN THE US ON EXCHANGES OR OVER THE COUNTER. BY INVESTING IN ADRS RATHER THAN DIRECTLY IN FOREIGN ISSUERS' STOCK, THE PORTFOLIOS MAY POSSIBLY AVOID SOME CURRENCY AND SOME LIQUIDITY RISKS. THE INFORMATION AVAILABLE FOR ADRS IS SUBJECT TO THE MORE UNIFORM AND MORE EXACTING ACCOUNTING, AUDITING AND FINANCIAL REPORTING STANDARDS OF THE DOMESTIC MARKET OR EXCHANGE ON WHICH THEY ARE TRADED.
     ADDITIONAL COSTS MAY BE INCURRED IN CONNECTION WITH INTERNATIONAL INVESTMENT SINCE FOREIGN BROKERAGE COMMISSIONS AND THE CUSTODIAL COSTS ASSOCIATED WITH MAINTAINING FOREIGN PORTFOLIO SECURITIES ARE GENERALLY HIGHER THAN IN THE UNITED STATES. FEE EXPENSE MAY ALSO BE INCURRED ON CURRENCY EXCHANGES WHEN THE PORTFOLIOS CHANGE INVESTMENTS FROM ONE COUNTRY TO ANOTHER OR CONVERT FOREIGN SECURITIES HOLDINGS INTO US DOLLARS.
     UNITED STATES GOVERNMENT POLICIES HAVE AT TIMES, IN THE PAST, THROUGH IMPOSITION OF INTEREST EQUALIZATION TAXES AND OTHER RESTRICTIONS, DISCOURAGED CERTAIN INVESTMENTS ABROAD BY UNITED STATES INVESTORS. IN ADDITION, FOREIGN COUNTRIES MAY IMPOSE WITHHOLDING AND TAXES ON DIVIDENDS AND INTEREST.
     INVESTING  IN  EMERGING  MARKETS  IN  PARTICULAR,  THOSE  COUNTRIES  WHOSE
ECONOMIES AND CAPITAL MARKETS ARE NOT AS DEVELOPED AS THOSE OF MORE INDUSTRIALIZED NATIONS, CARRIES ITS OWN SPECIAL RISKS. AMONG OTHER RISKS, THE ECONOMIES OF SUCH COUNTRIES MAY BE AFFECTED TO A GREATER EXTENT THAN IN OTHER
COUNTRIES BY PRICE FLUCTUATIONS OF A SINGLE COMMODITY, BY SEVERE CYCLICAL CLIMACTIC CONDITIONS, LACK OF SIGNIFICANT HISTORY IN OPERATING UNDER A
MARKET-ORIENTED ECONOMY, OR BY POLITICAL INSTABILITY, INCLUDING RISK OF EXPROPRIATION.
     SINCE INVESTMENTS IN SECURITIES OF ISSUERS DOMICILED IN FOREIGN COUNTRIES USUALLY INVOLVE CURRENCIES OF THE FOREIGN COUNTRIES, AND SINCE THE PORTFOLIOS MAY TEMPORARILY HOLD FUNDS IN FOREIGN CURRENCIES DURING THE COMPLETION OF INVESTMENT PROGRAMS, THE VALUE OF THE ASSETS OF THE PORTFOLIOS AS MEASURED IN UNITED STATES DOLLARS MAY BE AFFECTED FAVORABLY OR UNFAVORABLY BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES AND EXCHANGE CONTROL REGULATIONS. FOR EXAMPLE, IF THE VALUE OF THE FOREIGN CURRENCY IN WHICH A SECURITY IS DENOMINATED INCREASES OR DECLINES IN RELATION TO THE VALUE OF THE US DOLLAR, THE VALUE OF THE SECURITY IN US DOLLARS WILL INCREASE OR DECLINE CORRESPONDINGLY. THE PORTFOLIOS WILL CONDUCT THEIR FOREIGN CURRENCY EXCHANGE TRANSACTIONS EITHER ON A SPOT (I.E., CASH) BASIS AT THE SPOT RATE PREVAILING IN THE FOREIGN EXCHANGE MARKET, OR THROUGH ENTERING INTO FORWARD CONTRACTS TO PURCHASE OR SELL FOREIGN CURRENCIES. A FORWARD FOREIGN CURRENCY CONTRACT INVOLVES AN OBLIGATION TO PURCHASE OR SELL A SPECIFIC CURRENCY AT A FUTURE DATE WHICH MAY BE ANY FIXED NUMBER OF DAYS FROM THE DATE OF THE CONTRACT AGREED UPON BY THE PARTIES, AT A PRICE SET AT THE TIME OF THE CONTRACT. THESE CONTRACTS ARE TRADED IN THE INTERBANK MARKET CONDUCTED DIRECTLY BETWEEN CURRENCY TRADERS (USUALLY LARGE, COMMERCIAL BANKS) AND THEIR CUSTOMERS. A FORWARD FOREIGN CURRENCY CONTRACT GENERALLY HAS NO DEPOSIT REQUIREMENT, AND NO COMMISSIONS ARE CHARGED AT ANY STAGE FOR TRADES.
     THE PORTFOLIOS MAY ENTER INTO FORWARD FOREIGN CURRENCY CONTRACTS FOR TWO REASONS. FIRST, THE PORTFOLIOS MAY DESIRE TO PRESERVE THE UNITED STATES DOLLAR PRICE OF A SECURITY WHEN IT ENTERS INTO A CONTRACT FOR THE PURCHASE OR SALE OF A SECURITY DENOMINATED IN A FOREIGN CURRENCY. THE PORTFOLIOS MAY BE ABLE TO PROTECT THEMSELVES AGAINST POSSIBLE LOSSES RESULTING FROM CHANGES IN THE RELATIONSHIP BETWEEN THE UNITED STATES DOLLAR AND FOREIGN CURRENCIES DURING THE PERIOD BETWEEN THE DATE THE SECURITY IS PURCHASED OR SOLD AND THE DATE ON WHICH PAYMENT IS MADE OR RECEIVED BY ENTERING INTO A FORWARD CONTRACT FOR THE PURCHASE OR SALE, FOR A FIXED AMOUNT OF DOLLARS, OF THE AMOUNT OF THE FOREIGN CURRENCY INVOLVED IN THE UNDERLYING SECURITY TRANSACTIONS.
     SECOND, WHEN THE ADVISOR OR SUBADVISOR BELIEVES THAT THE CURRENCY OF A PARTICULAR FOREIGN COUNTRY MAY SUFFER A SUBSTANTIAL DECLINE AGAINST THE UNITED STATES DOLLAR, THE PORTFOLIOS ENTER INTO A FORWARD FOREIGN CURRENCY CONTRACT TO SELL, FOR A FIXED AMOUNT OF DOLLARS, THE AMOUNT OF FOREIGN CURRENCY APPROXIMATING THE VALUE OF SOME OR ALL OF THE PORTFOLIOS' SECURITIES DENOMINATED IN SUCH FOREIGN CURRENCY. THE PRECISE MATCHING OF THE FORWARD FOREIGN CURRENCY CONTRACT AMOUNTS AND THE VALUE OF THE PORTFOLIOS' SECURITIES INVOLVED WILL NOT GENERALLY BE POSSIBLE SINCE THE FUTURE VALUE OF THE SECURITIES WILL CHANGE AS A CONSEQUENCE OF MARKET MOVEMENTS BETWEEN THE DATE THE FORWARD CONTRACT IS ENTERED INTO AND THE DATE IT MATURES. THE PROJECTION OF SHORT-TERM CURRENCY MARKET MOVEMENT IS DIFFICULT, AND THE SUCCESSFUL EXECUTION OF THIS SHORT-TERM HEDGING
STRATEGY IS UNCERTAIN. ALTHOUGH FORWARD FOREIGN CURRENCY CONTRACTS TEND TO MINIMIZE THE RISK OF LOSS DUE TO A DECLINE IN THE VALUE OF THE HEDGED CURRENCY, AT THE SAME TIME THEY TEND TO LIMIT ANY POTENTIAL GAIN WHICH MIGHT RESULT SHOULD THE VALUE OF SUCH CURRENCY INCREASE. THE PORTFOLIOS DO NOT INTEND TO ENTER INTO SUCH FORWARD CONTRACTS UNDER THIS CIRCUMSTANCE ON A REGULAR OR CONTINUOUS BASIS.
     EUROCURRENCY CONVERSION RISK. EUROPEAN COUNTRIES THAT ARE MEMBERS OF THE EUROPEAN MONETARY UNION HAVE AGREED TO USE A COMMON CURRENCY UNIT, THE "EURO." CURRENTLY, EACH OF THESE COUNTRIES HAS ITS OWN CURRENCY UNIT. ALTHOUGH THE ADVISOR AND SUBADVISORS DO NOT ANTICIPATE ANY PROBLEMS IN CONVERSION FROM THE OLD CURRENCIES TO THE EURO, THERE MAY BE ISSUES INVOLVED IN SETTLEMENT, VALUATION, AND NUMEROUS OTHER AREAS THAT COULD IMPACT THE PORTFOLIOS. CALVERT HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR EUROCURRENCY CONVERSION COMPLIANCE. THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO NEGATIVE IMPACT ON THE PORTFOLIOS, HOWEVER, THE ADVISOR, SUBADVISOR AND CUSTODIAN HAVE ADVISED THE PORTFOLIOS THAT THEY HAVE BEEN ACTIVELY WORKING ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO PREPARE FOR THE CONVERSION, AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED IN TIME FOR THAT EVENT.

FOREIGN  MONEY  MARKET  INSTRUMENTS
     THE MONEY MARKET PORTFOLIO MAY INVEST WITHOUT LIMITATION IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF US BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN
BRANCHES OF US BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH THESE INSTRUMENTS ARE NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF US ISSUERS. SEE "FOREIGN SECURITIES" ABOVE.

TRACKING  THE  INDEX  (MANAGED  INDEX  ONLY)
     THE PROCESS USED BY THE PORTFOLIO TO ATTEMPT TO TRACK THE INDEX WITHIN ITS EXPECTED TRACKING ERROR LIMIT RELIES ON ASSESSING THE DIFFERENCE BETWEEN THE PORTFOLIO'S EXPOSURE TO FACTORS WHICH INFLUENCE RETURNS AND THE INDEX'S EXPOSURE TO THOSE SAME FACTORS. THE COMBINED VARIABILITY OF THESE FACTORS AND THE CORRELATION BETWEEN FACTORS ARE USED TO ESTIMATE THE RISK IN THE PORTFOLIO. THE EXTENT TO WHICH THE TOTAL RISK CHARACTERISTICS OF THE PORTFOLIO VARY FROM THAT OF THE INDEX IS ACTIVE RISK OR TRACKING ERROR.
     THE PORTFOLIO'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. BY REGRESSING PORTFOLIO RETURNS AGAINST INDEX RETURNS, THE ADVISOR CAN CALCULATE THE GOODNESS OF FIT, AS MEASURED BY THE COEFFICIENT OF DETERMINATION OR R -SQUARED. VALUES IN EXCESS OF 90% INDICATE A VERY HIGH DEGREE OF CORRELATION BETWEEN THE PORTFOLIO AND THE INDEX. THE PORTFOLIO WILL ALSO BE MONITORED TO ENSURE THOSE GENERAL CHARACTERISTICS, SUCH AS SECTOR EXPOSURES, CAPITALIZATION AND VALUATION CRITERIA, ARE RELATIVELY CONSISTENT OVER TIME.
     ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE.

SHORT  SALES  (TECHNOLOGY  ONLY)
     THE FUND MAY ENGAGE IN SHORT SALES TO GAIN OPTIMUM RETURN ON A SHORT POSITION IN A COMPANY'S STOCK. A SHORT SALE IS "AGAINST THE BOX" IF AT ALL TIMES DURING WHICH THE SHORT POSITION IS OPEN, A FUND OWNS AT LEAST AN EQUAL AMOUNT OF THE SECURITIES OR SECURITIES CONVERTIBLE INTO, OR EXCHANGEABLE WITHOUT FURTHER CONSIDERATION FOR, SECURITIES OF THE SAME ISSUE AS THE SECURITIES THAT ARE SOLD SHORT.

TEMPORARY  DEFENSIVE  POSITIONS
     FOR TEMPORARY DEFENSIVE PURPOSES - WHICH MAY INCLUDE A LACK OF ADEQUATE PURCHASE CANDIDATES OR AN UNFAVORABLE MARKET ENVIRONMENT - THE FUND MAY INVEST IN CASH OR CASH EQUIVALENTS. CASH EQUIVALENTS INCLUDE INSTRUMENTS SUCH AS, BUT NOT LIMITED TO, US GOVERNMENT AND AGENCY OBLIGATIONS, CERTIFICATES OF DEPOSIT, BANKER'S ACCEPTANCES, TIME DEPOSITS COMMERCIAL PAPER, SHORT-TERM CORPORATE DEBT SECURITIES, AND REPURCHASE AGREEMENTS.

REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE PORTFOLIOS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF TRUSTEES. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES. UNRATED DEBT SECURITIES MAY FALL INTO THE LOWER QUALITY CATEGORY. UNRATED SECURITIES USUALLY ARE NOT ATTRACTIVE TO AS MANY BUYERS AS RATED SECURITIES ARE, WHICH MAY MAKE THEM LESS MARKETABLE.
     THE QUALITY LIMITATION SET FORTH IN THE FUND'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE FUND'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE FUND'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISORS PREPARE THEIR OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

DERIVATIVES
     THE FUND CAN USE VARIOUS TECHNIQUES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES, INTEREST RATES, OR OTHER FACTORS THAT AFFECT SECURITY VALUES. THESE TECHNIQUES MAY INVOLVE DERIVATIVE TRANSACTIONS SUCH AS BUYING AND SELLING OPTIONS AND FUTURES CONTRACTS AND LEVERAGED NOTES, ENTERING INTO SWAP AGREEMENTS, AND PURCHASING INDEXED SECURITIES. THE FUND CAN USE THESE PRACTICES EITHER AS SUBSTITUTION OR AS PROTECTION AGAINST AN ADVERSE MOVE IN THE FUND TO ADJUST THE RISK AND RETURN CHARACTERISTICS OF THE FUND. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED. DERIVATIVES ARE OFTEN ILLIQUID.

OPTIONS  AND  FUTURES  CONTRACTS  (NOT  APPLICABLE  TO  MONEY  MARKET)
     THE PORTFOLIOS MAY, IN PURSUIT OF THEIR RESPECTIVE INVESTMENT OBJECTIVES, PURCHASE PUT AND CALL OPTIONS AND ENGAGE IN THE WRITING OF COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON SECURITIES WHICH MEET THE FUND'S SOCIAL CRITERIA, AND EMPLOY A VARIETY OF OTHER INVESTMENT TECHNIQUES. SPECIFICALLY, THESE PORTFOLIOS MAY ALSO ENGAGE IN THE PURCHASE AND SALE OF STOCK INDEX FUTURE CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS, INTEREST RATE FUTURES CONTRACTS, AND OPTIONS ON SUCH FUTURES, AS DESCRIBED MORE FULLY BELOW.
     THESE PORTFOLIOS MAY ENGAGE IN SUCH TRANSACTIONS ONLY TO HEDGE THE EXISTING POSITIONS IN THE RESPECTIVE PORTFOLIOS (OR FOR MANAGED INDEX, FOR LIQUIDITY OR TO HEDGE CASH EXPOSURE). THEY WILL NOT ENGAGE IN SUCH TRANSACTIONS FOR THE PURPOSES OF SPECULATION OR LEVERAGE. SUCH INVESTMENT POLICIES AND TECHNIQUES MAY INVOLVE A GREATER DEGREE OF RISK THAN THOSE INHERENT IN MORE CONSERVATIVE INVESTMENT APPROACHES.
     THESE PORTFOLIOS MAY WRITE "COVERED OPTIONS" ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THESE PORTFOLIOS MAY WRITE SUCH OPTIONS IN ORDER TO RECEIVE THE PREMIUMS FROM OPTIONS THAT EXPIRE AND TO SEEK NET GAINS FROM CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS.

PUT AND CALL OPTIONS. THESE PORTFOLIOS MAY PURCHASE PUT AND CALL OPTIONS, IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES, ON SECURITIES OF ISSUERS WHICH MEET THE FUND'S SOCIAL CRITERIA. THESE PORTFOLIOS WILL PURCHASE SUCH OPTIONS ONLY TO HEDGE AGAINST CHANGES IN THE VALUE OF SECURITIES THE PORTFOLIOS HOLD AND NOT FOR THE PURPOSES OF SPECULATION OR LEVERAGE. BY BUYING A PUT, A PORTFOLIO HAS THE RIGHT TO SELL THE SECURITY AT THE EXERCISE PRICE, THUS LIMITING ITS RISK OF LOSS THROUGH A DECLINE IN THE MARKET VALUE OF THE SECURITY UNTIL THE PUT EXPIRES. THE AMOUNT OF ANY APPRECIATION IN THE VALUE OF THE UNDERLYING SECURITY WILL BE PARTIALLY OFFSET BY THE AMOUNT OF THE PREMIUM PAID FOR THE PUT OPTION AND ANY RELATED TRANSACTION COSTS. PRIOR TO ITS EXPIRATION, A PUT OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION AND ANY PROFIT OR LOSS FROM THE SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE PUT OPTION PLUS THE RELATED TRANSACTION COSTS.
     THESE PORTFOLIOS MAY PURCHASE CALL OPTIONS ON SECURITIES WHICH THEY MAY INTEND TO PURCHASE AND WHICH MEET THE FUND'S SOCIAL CRITERIA. SUCH TRANSACTIONS MAY BE ENTERED INTO IN ORDER TO LIMIT THE RISK OF A SUBSTANTIAL INCREASE IN THE MARKET PRICE OF THE SECURITY WHICH THE PORTFOLIOS INTENDS TO PURCHASE. PRIOR TO ITS EXPIRATION, A CALL OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION. ANY PROFIT OR LOSS FROM SUCH A SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE CALL OPTION PLUS THE RELATED TRANSACTION COSTS.

COVERED OPTIONS. THESE PORTFOLIOS MAY WRITE ONLY COVERED OPTIONS ON EQUITY AND DEBT SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THIS MEANS THAT, IN THE CASE OF CALL OPTIONS, SO LONG AS A PORTFOLIO IS OBLIGATED AS THE WRITER OF A CALL OPTION, THAT PORTFOLIO WILL OWN THE UNDERLYING SECURITY SUBJECT TO THE OPTION AND, IN THE CASE OF PUT OPTIONS, THAT PORTFOLIO WILL, THROUGH ITS CUSTODIAN, DEPOSIT AND MAINTAIN EITHER CASH OR SECURITIES WITH A MARKET VALUE EQUAL TO OR GREATER THAN THE EXERCISE PRICE OF THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED CALL OPTION, THE PORTFOLIO GIVES THE PURCHASER THE RIGHT TO PURCHASE THE SECURITY AT THE CALL OPTION PRICE AT ANY TIME DURING THE LIFE OF THE OPTION. AS THE WRITER OF THE OPTION, THE PORTFOLIO RECEIVES A PREMIUM, LESS A COMMISSION, AND IN EXCHANGE FOREGOES THE OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE SECURITY EXCEEDING THE CALL OPTION PRICE. THE PREMIUM SERVES TO MITIGATE THE EFFECT OF ANY DEPRECIATION IN THE MARKET VALUE OF THE SECURITY. WRITING COVERED CALL OPTIONS CAN INCREASE THE INCOME OF THE PORTFOLIO AND THUS REDUCE DECLINES IN THE NET ASSET VALUE PER SHARE OF THE PORTFOLIO IF SECURITIES COVERED BY SUCH OPTIONS DECLINE IN VALUE. EXERCISE OF A CALL OPTION BY THE PURCHASER HOWEVER WILL CAUSE THE PORTFOLIO TO FOREGO FUTURE APPRECIATION OF THE SECURITIES COVERED BY THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED PUT OPTION, IT WILL GAIN A PROFIT IN THE AMOUNT OF THE PREMIUM, LESS A COMMISSION, SO LONG AS THE PRICE OF THE UNDERLYING SECURITY REMAINS ABOVE THE EXERCISE PRICE. HOWEVER, THE PORTFOLIO REMAINS OBLIGATED TO PURCHASE THE UNDERLYING SECURITY FROM THE BUYER OF THE PUT OPTION (USUALLY IN THE EVENT THE PRICE OF THE SECURITY FALLS BELOW THE EXERCISE PRICE) AT ANY TIME DURING THE OPTION PERIOD. IF THE PRICE OF THE UNDERLYING SECURITY FALLS BELOW THE EXERCISE PRICE, THE PORTFOLIO MAY REALIZE A LOSS IN THE AMOUNT OF THE DIFFERENCE BETWEEN THE EXERCISE PRICE AND THE SALE PRICE OF THE SECURITY, LESS THE PREMIUM RECEIVED.
     THESE PORTFOLIOS MAY PURCHASE SECURITIES WHICH MAY BE COVERED WITH CALL OPTIONS SOLELY ON THE BASIS OF CONSIDERATIONS CONSISTENT WITH THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND AND THE AFFECTED PORTFOLIO. THE PORTFOLIO'S TURNOVER MAY INCREASE THROUGH THE EXERCISE OF A CALL OPTION; THIS WILL GENERALLY OCCUR IF THE MARKET VALUE OF A "COVERED" SECURITY INCREASES AND THE PORTFOLIO HAS NOT ENTERED INTO A CLOSING PURCHASE TRANSACTION.
     RISKS RELATED TO OPTIONS TRANSACTIONS. THE PORTFOLIOS CAN CLOSE OUT THEIR RESPECTIVE POSITIONS IN EXCHANGE-TRADED OPTIONS ONLY ON AN EXCHANGE WHICH PROVIDES A SECONDARY MARKET IN SUCH OPTIONS. ALTHOUGH THESE PORTFOLIOS INTEND TO ACQUIRE AND WRITE ONLY SUCH EXCHANGE-TRADED OPTIONS FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR OPTION CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE PORTFOLIOS FROM CLOSING AN OPTIONS POSITION, WHICH COULD IMPAIR THE PORTFOLIOS' ABILITY TO HEDGE EFFECTIVELY. THE INABILITY TO CLOSE OUT A CALL POSITION MAY HAVE AN ADVERSE EFFECT ON LIQUIDITY BECAUSE THE PORTFOLIO MAY BE REQUIRED TO HOLD THE SECURITIES UNDERLYING THE OPTION UNTIL THE OPTION EXPIRES OR IS EXERCISED.

FUTURES TRANSACTIONS. THESE PORTFOLIOS MAY PURCHASE AND SELL FUTURES CONTRACTS, BUT ONLY WHEN, IN THE JUDGMENT OF THE ADVISOR, SUCH A POSITION ACTS AS A HEDGE AGAINST MARKET CHANGES WHICH WOULD ADVERSELY AFFECT THE SECURITIES HELD BY THE PORTFOLIOS. THESE FUTURES CONTRACTS MAY INCLUDE, BUT ARE NOT LIMITED TO, MARKET INDEX FUTURES CONTRACTS AND FUTURES CONTRACTS BASED ON US GOVERNMENT OBLIGATIONS.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE PORTFOLIO DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE PORTFOLIO BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     THESE PORTFOLIOS MAY ONLY INVEST IN FUTURES CONTRACTS TO HEDGE THEIR RESPECTIVE EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES. ALTHOUGH SOME OF THE SECURITIES UNDERLYING A FUTURES CONTRACT MAY NOT NECESSARILY MEET THE FUND'S SOCIAL CRITERIA, ANY SUCH HEDGE POSITION TAKEN BY THESE PORTFOLIOS WILL NOT CONSTITUTE A DIRECT OWNERSHIP INTEREST IN THE UNDERLYING SECURITIES.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE PORTFOLIOS ARE ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE PORTFOLIOS MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.

OPTIONS ON FUTURES CONTRACTS. THESE PORTFOLIOS MAY PURCHASE AND WRITE PUT OR CALL OPTIONS AND SELL CALL OPTIONS ON FUTURES CONTRACTS IN WHICH A PORTFOLIO COULD OTHERWISE INVEST AND WHICH ARE TRADED ON A US EXCHANGE OR BOARD OF TRADE. THE PORTFOLIOS MAY ALSO ENTER INTO CLOSING TRANSACTIONS WITH RESPECT TO SUCH OPTIONS TO TERMINATE AN EXISTING POSITION; THAT IS, TO SELL A PUT OPTION ALREADY OWNED AND TO BUY A CALL OPTION TO CLOSE A POSITION WHERE THE PORTFOLIO HAS ALREADY SOLD A CORRESPONDING CALL OPTION.
     THE PORTFOLIOS MAY ONLY INVEST IN OPTIONS ON FUTURES CONTRACTS TO HEDGE THEIR RESPECTIVE EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES. ALTHOUGH SOME OF THE SECURITIES UNDERLYING THE FUTURES CONTRACT UNDERLYING THE OPTION MAY NOT NECESSARILY MEET THE FUND'S SOCIAL CRITERIA, ANY SUCH HEDGE POSITION TAKEN BY THESE PORTFOLIOS WILL NOT CONSTITUTE A DIRECT OWNERSHIP INTEREST IN THE UNDERLYING SECURITIES.
     AN OPTION ON A FUTURES CONTRACT GIVES THE PURCHASER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT-A LONG POSITION IF THE OPTION IS A CALL AND A SHORT POSITION IF THE OPTION IS A PUT-AT A SPECIFIED EXERCISE PRICE AT ANY TIME DURING THE PERIOD OF THE OPTION. THE PORTFOLIOS WILL PAY A PREMIUM FOR SUCH OPTIONS PURCHASED OR SOLD. IN CONNECTION WITH SUCH OPTIONS BOUGHT OR SOLD, THE PORTFOLIOS WILL MAKE INITIAL MARGIN DEPOSITS AND MAKE OR RECEIVE MAINTENANCE MARGIN PAYMENTS WHICH REFLECT CHANGES IN THE MARKET VALUE OF SUCH OPTIONS. THIS ARRANGEMENT IS SIMILAR TO THE MARGIN ARRANGEMENTS APPLICABLE TO FUTURES CONTRACTS DESCRIBED ABOVE.

PUT OPTIONS ON FUTURES CONTRACTS. THE PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE PORTFOLIOS AGAINST THE RISK OF DECLINING PRICES. THESE PORTFOLIOS MAY PURCHASE PUT OPTIONS AND SELL PUT OPTIONS ON FUTURES CONTRACTS THAT ARE ALREADY OWNED BY THAT PORTFOLIO. THE PORTFOLIOS WILL ONLY ENGAGE IN THE PURCHASE OF PUT OPTIONS AND THE SALE OF COVERED PUT OPTIONS ON MARKET INDEX FUTURES FOR HEDGING PURPOSES.

CALL OPTIONS ON FUTURES CONTRACTS. THE SALE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE PORTFOLIOS AGAINST THE RISK OF DECLINING PRICES. THE PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE PURCHASE OF A FUTURES CONTRACT. THESE PORTFOLIOS MAY ONLY BUY CALL OPTIONS TO CLOSE AN EXISTING POSITION WHERE THE PORTFOLIO HAS ALREADY SOLD A CORRESPONDING CALL OPTION, OR FOR A CASH HEDGE. THE PORTFOLIOS WILL ONLY ENGAGE IN THE SALE OF CALL OPTIONS AND THE PURCHASE OF CALL OPTIONS TO COVER FOR HEDGING PURPOSES.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. THE WRITING OF CALL OPTIONS ON FUTURES CONTRACTS CONSTITUTES A PARTIAL HEDGE AGAINST DECLINING PRICES OF THE SECURITIES DELIVERABLE UPON EXERCISE OF THE FUTURES CONTRACT. IF THE FUTURES CONTRACT PRICE AT EXPIRATION IS BELOW THE EXERCISE PRICE, THE PORTFOLIOS WILL RETAIN THE FULL AMOUNT OF THE OPTION PREMIUM WHICH PROVIDES A PARTIAL HEDGE AGAINST ANY DECLINE THAT MAY HAVE OCCURRED IN THE PORTFOLIO'S SECURITIES HOLDINGS.

RISKS OF OPTIONS AND FUTURES CONTRACTS. IF ONE OF THESE PORTFOLIOS HAS SOLD FUTURES OR TAKES OPTIONS POSITIONS TO HEDGE ITS PORTFOLIO AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE PORTFOLIO MAY SUFFER A LOSS ON THE FUTURES CONTRACTS OR OPTIONS WHICH IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT OR OPTION MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED. WHERE A PORTFOLIO HAS SOLD FUTURES OR TAKEN OPTIONS POSITIONS TO HEDGE AGAINST DECLINE IN THE MARKET, THE MARKET MAY ADVANCE AND THE VALUE OF THE SECURITIES HELD IN THE PORTFOLIO MAY DECLINE. IF THIS WERE TO OCCUR, THE PORTFOLIO MIGHT LOSE MONEY ON THE FUTURES CONTRACTS OR OPTIONS AND ALSO EXPERIENCE A DECLINE IN THE VALUE OF ITS PORTFOLIO SECURITIES. HOWEVER, ALTHOUGH THIS MIGHT OCCUR FOR A BRIEF PERIOD OR TO A SLIGHT DEGREE, THE VALUE OF A DIVERSIFIED PORTFOLIO WILL TEND TO MOVE IN THE DIRECTION OF THE MARKET GENERALLY.
     THE PORTFOLIOS CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE PORTFOLIOS INTEND TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE PORTFOLIOS FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE A PORTFOLIO TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.
     OPTIONS ON FUTURES TRANSACTIONS BEAR SEVERAL RISKS APART FROM THOSE INHERENT IN OPTIONS TRANSACTIONS GENERALLY. THE PORTFOLIOS' ABILITY TO CLOSE OUT THEIR OPTIONS POSITIONS IN FUTURES CONTRACTS WILL DEPEND UPON WHETHER AN ACTIVE SECONDARY MARKET FOR SUCH OPTIONS DEVELOPS AND IS IN EXISTENCE AT THE TIME THE PORTFOLIOS SEEK TO CLOSE THEIR POSITIONS. THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL DEVELOP OR EXIST. THEREFORE, THE PORTFOLIOS MIGHT BE REQUIRED TO EXERCISE THE OPTIONS TO REALIZE ANY PROFIT.

LENDING  PORTFOLIO  SECURITIES
     THE PORTFOLIOS MAY LEND ITS SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK EXCHANGE AND COMMERCIAL BANKS WITH ASSETS OF ONE BILLION DOLLARS OR MORE. ANY SUCH LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS US TREASURY BILLS. THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE PORTFOLIOS MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE PORTFOLIOS WILL EXERCISE THEIR RIGHT TO TERMINATE A SECURITIES LOAN IN ORDER TO PRESERVE THEIR RIGHT TO VOTE UPON MATTERS OF IMPORTANCE AFFECTING HOLDERS OF THE SECURITIES.
THE ADVANTAGE OF SUCH LOANS IS THAT THE PORTFOLIOS CONTINUE TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR EQUIVALENT
COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE PORTFOLIOS' INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.
     SECURITIES LOANS ARE USUALLY MADE TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS TO FACILITATE THEIR DELIVERY OF SUCH SECURITIES. AS WITH ANY EXTENSION OF CREDIT, THERE MAY BE RISKS OF DELAY IN RECOVERY AND POSSIBLY LOSS OF RIGHTS IN THE LOANED SECURITIES SHOULD THE BORROWER OF THE LOANED SECURITIES FAIL FINANCIALLY. HOWEVER, THE PORTFOLIOS WILL MAKE LOANS OF THEIR SECURITIES ONLY TO THOSE FIRMS THE ADVISOR OR SUBADVISOR DEEMS CREDITWORTHY AND ONLY ON TERMS THE ADVISOR BELIEVES SHOULD COMPENSATE FOR SUCH RISK. ON TERMINATION OF THE LOAN, THE BORROWER IS OBLIGATED TO RETURN THE SECURITIES TO THE PORTFOLIO. THE PORTFOLIO WILL RECOGNIZE ANY GAIN OR LOSS IN THE MARKET VALUE OF THE SECURITIES DURING THE LOAN PERIOD. THE PORTFOLIO MAY PAY REASONABLE CUSTODIAL FEES IN CONNECTION WITH THE LOAN.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     EACH PORTFOLIO HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE AFFECTED PORTFOLIO.

(1)  CSIF  MONEY MARKET, BALANCED, EQUITY, AND MANAGED INDEX: EACH PORTFOLIO
MAY NOT MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT; AND CSIF BOND: CSIF BOND AND TECHNOLOGY PORTFOLIOS MAY NOT MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A NONDIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) NO PORTFOLIO MAY CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY), OR, FOR CSIF MONEY MARKET, DOMESTIC BANK MONEY MARKET INSTRUMENTS.
(3) NO PORTFOLIO MAY ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF A PORTFOLIO'S TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE AFFECTED PORTFOLIO MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) NO PORTFOLIO MAY UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) NO PORTFOLIO MAY INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH A PORTFOLIO MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) NO PORTFOLIO MAY MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE BOARD OF TRUSTEES HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

MONEY  MARKET  PORTFOLIO  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS (EXCEPT FOREIGN MONEY MARKET INSTRUMENTS THAT ARE US DOLLAR DENOMINATED).
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  10%  OF  THE  VALUE  OF THE
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3)  MAKE  SHORT  SALES  OF  SECURITIES  OR  PURCHASE  ANY SECURITIES ON MARGIN.
(4)  WRITE,  PURCHASE  OR  SELL  PUTS,  CALLS  OR  COMBINATIONS  THEREOF.
(5) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF ITS TOTAL ASSETS. CSIF MONEY MARKET DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

BALANCED,  EQUITY,  AND  BOND  PORTFOLIOS  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS IF, AS A RESULT, SUCH SECURITIES WOULD EXCEED 25% OF THE VALUE OF THE PORTFOLIO'S ASSETS.
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  15%  OF  THE  VALUE OF THAT
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3) MAKE SHORT SALES OF SECURITIES OR PURCHASE ANY SECURITIES ON MARGIN EXCEPT AS PROVIDED WITH RESPECT TO OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS.
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE PORTFOLIO'S NET ASSETS.
(5) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE PORTFOLIO, WOULD EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS.
(6) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF A PORTFOLIO'S TOTAL ASSETS. NO PORTFOLIO INTENDS TO MAKE ANY PURCHASES OF SECURITIES IF
BORROWING  EXCEEDS  5%  OF  ITS  TOTAL  ASSETS.

INDEX  PORTFOLIO  MAY  NOT:
(1)  PURCHASE  THE  OBLIGATIONS  OF  FOREIGN  ISSUERS.
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  15%  OF  THE  VALUE  OF THE
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3)  PURCHASE  DEBT  SECURITIES  (OTHER  THAN  MONEY  MARKET  INSTRUMENTS).
(4) MAKE SHORT SALES OF SECURITIES OR PURCHASE ANY SECURITIES ON MARGIN EXCEPT AS PROVIDED WITH RESPECT TO OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
(5) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE PORTFOLIO'S NET ASSETS.
(6) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE PORTFOLIO, WOULD EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS.
(7) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE PORTFOLIO'S TOTAL ASSETS. THE PORTFOLIO DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

TECHNOLOGY  PORTFOLIO  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS OR ADRS IF MORE THAN 25% OF THE VALUE OF THE PORTFOLIO'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(2)  PURCHASE  ILLIQUID  SECURITIES  IF  MORE  THAN  15%  OF  THE  VALUE  OF THE
PORTFOLIO'S  NET  ASSETS  WOULD  BE  INVESTED  IN  SUCH  SECURITIES.
(3) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE PORTFOLIO'S NET ASSETS.
(4) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS SECURITIES HELD BY THE PORTFOLIO, WOULD EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS.
(5) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE PORTFOLIO'S TOTAL ASSETS. THE PORTFOLIO DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.

     ANY INVESTMENT RESTRICTION THAT INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE
APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.

                          INVESTMENT SELECTION PROCESS
                          ----------------------------

     INVESTMENTS  IN  THE  FUND  ARE  SELECTED  ON THE BASIS OF THEIR ABILITY TO
CONTRIBUTE TO THE DUAL OBJECTIVE OF THE FUND, (I.E., THOSE THAT SATISFY THE FUND'S INVESTMENT AND SOCIAL CRITERIA). THE FUND HAS DEVELOPED A NUMBER OF TECHNIQUES FOR EVALUATING THE PERFORMANCE OF ISSUERS IN EACH OF THESE AREAS. THE PRIMARY SOURCES OF INFORMATION ARE REPORTS PUBLISHED BY THE ISSUERS THEMSELVES, THE REPORTS OF PUBLIC AGENCIES, AND THE REPORTS OF GROUPS WHICH MONITOR PERFORMANCE IN PARTICULAR AREAS. THESE SOURCES OF INFORMATION ARE SOMETIMES
AUGMENTED WITH DIRECT INTERVIEWS OR WRITTEN QUESTIONNAIRES ADDRESSED TO THE ISSUERS. IT SHOULD BE RECOGNIZED, HOWEVER, THAT THERE ARE FEW GENERALLY ACCEPTED MEASURES BY WHICH ACHIEVEMENT IN THESE AREAS CAN BE READILY DISTINGUISHED; THEREFORE, THE DEVELOPMENT OF SUITABLE MEASUREMENT TECHNIQUES IS LARGELY WITHIN THE DISCRETION AND JUDGMENT OF THE ADVISORS OF THE FUND.
     CANDIDATES FOR INCLUSION IN ANY PARTICULAR CLASS OF ASSETS ARE THEN EXAMINED ACCORDING TO THE SOCIAL CRITERIA. ISSUERS ARE CLASSIFIED INTO THREE CATEGORIES OF SUITABILITY UNDER THE SOCIAL CRITERIA. IN THE FIRST CATEGORY ARE THOSE ISSUERS, WHICH EXHIBIT UNUSUAL POSITIVE ACCOMPLISHMENT WITH RESPECT TO SOME OF THE CRITERIA AND DO NOT FAIL TO MEET MINIMUM STANDARDS WITH RESPECT TO THE REMAINING CRITERIA. TO THE GREATEST EXTENT POSSIBLE, INVESTMENT SELECTIONS ARE MADE FROM THIS GROUP. IN THE SECOND CATEGORY ARE THOSE ISSUERS, WHICH MEET MINIMUM STANDARDS WITH RESPECT TO ALL THE CRITERIA BUT DO NOT EXHIBIT OUTSTANDING ACCOMPLISHMENT WITH RESPECT TO ANY CRITERION. THIS CATEGORY INCLUDES ISSUERS WHICH MAY LACK AN AFFIRMATIVE RECORD OF ACCOMPLISHMENT IN THESE AREAS BUT WHICH ARE NOT KNOWN BY ADVISORS TO VIOLATE ANY OF THE SOCIAL CRITERIA. THE THIRD CATEGORY UNDER THE SOCIAL CRITERIA CONSISTS OF ISSUERS WHO FLAGRANTLY VIOLATE, OR HAVE VIOLATED, ONE OR MORE OF THOSE VALUES, FOR EXAMPLE, A COMPANY, WHICH REPEATEDLY ENGAGES IN UNFAIR LABOR PRACTICES. THE FUND WILL NOT KNOWINGLY PURCHASE THE SECURITIES OF ISSUERS IN THIS THIRD CATEGORY.
     IT SHOULD BE NOTED THAT THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES. THE ADVISORS OF THE FUND, HOWEVER, BELIEVE THAT WITHIN THE FIRST AND SECOND CATEGORIES THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS, WHICH SATISFY THE FUND'S SOCIAL INVESTMENT OBJECTIVE.
     TO THE GREATEST EXTENT POSSIBLE, THE ADVISORS APPLY THE SAME SOCIAL CRITERIA TO THE PURCHASE OF NON-EQUITY SECURITIES AS IT APPLIES TO EQUITY INVESTMENTS. WITH RESPECT TO GOVERNMENT SECURITIES, THE MONEY MARKET PORTFOLIO INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE FEDERAL GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE BANK FOR COOPERATIVES AND THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE FEDERAL GOVERNMENT, SUCH AS TREASURY SECURITIES. BANK CERTIFICATES OF DEPOSIT, COMMERCIAL PAPER, REPURCHASE AGREEMENTS, AND CORPORATE BONDS ARE JUDGED IN THE SAME WAY AS A PROSPECTIVE PURCHASE OF THE BANK'S OR ISSUING COMPANY'S COMMON STOCK.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

     THE FUNDS INTEND TO CONTINUE TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL,
RATHER  THAN  PASSING  THROUGH  ITS  INCOME  AND  GAINS  TO  SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED. CAPITAL LOSS CARRYFORWARDS AS OF SEPTEMBER 30, 1999, FOR THE MONEY MARKET PORTFOLIO WAS $6,959, BALANCED PORTFOLIO WAS $0, BOND PORTFOLIO WAS $0, EQUITY
PORTFOLIO  WAS  $0,  AND  MANAGED  INDEX  PORTFOLIO  WAS  $492,447.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% OF EACH REPORTABLE REDEMPTION TRANSACTION OCCURRING IN THE BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND (NOT APPLICABLE TO MONEY MARKET PORTFOLIO): (A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE US, A STATE, THE DISTRICT OF COLUMBIA, A US POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; US REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON US GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM US GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET ASSET VALUE
                                 ---------------

     SHARES OF THE MONEY MARKET PORTFOLIO ARE ISSUED AND REDEEMED AT THE NET ASSET VALUE PER SHARE OF THE PORTFOLIO. THE PUBLIC OFFERING PRICE OF THE SHARES OF THE BALANCED, EQUITY, BOND, AND MANAGED INDEX PORTFOLIOS IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). SHARES OF THE OTHER PORTFOLIOS ARE REDEEMED AT THEIR RESPECTIVE NET ASSET VALUES PER SHARE, LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE ("CDSC"). THE MONEY MARKET PORTFOLIO ATTEMPTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE; THE NET ASSET VALUES OF THE OTHER PORTFOLIOS FLUCTUATE BASED ON THE RESPECTIVE MARKET VALUE OF THE PORTFOLIOS' INVESTMENTS. THE NET ASSET VALUE PER SHARE OF EACH OF THE PORTFOLIOS IS DETERMINED EVERY BUSINESS DAY AS OF THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL
HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE PORTFOLIO'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING THE TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.
     THE ASSETS OF THE BALANCED, EQUITY, BOND AND MANAGED INDEX PORTFOLIOS ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF TRUSTEES DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY
AVAILABLE  WILL  BE  FAIRLY  VALUED  BY  THE  ADVISOR  IN  GOOD  FAITH UNDER THE
SUPERVISION  OF  THE  BOARD  OF  TRUSTEES.
     THE MONEY MARKET PORTFOLIO'S ASSETS, INCLUDING SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, ARE NORMALLY VALUED AT THEIR AMORTIZED COST WHICH DOES NOT TAKE INTO ACCOUNT UNREALIZED CAPITAL GAINS OR LOSSES. THIS INVOLVES VALUING AN INSTRUMENT AT ITS COST AND THEREAFTER ASSUMING A CONSTANT AMORTIZATION TO MATURITY OF ANY DISCOUNT OR PREMIUM, REGARDLESS OF THE IMPACT OF FLUCTUATING INTEREST RATES ON THE MARKET VALUE OF THE INSTRUMENT. WHILE THIS METHOD PROVIDES CERTAINTY IN VALUATION, IT MAY RESULT IN PERIODS DURING WHICH VALUE, AS DETERMINED BY AMORTIZED COST, IS HIGHER OR LOWER THAN THE PRICE THAT WOULD BE RECEIVED UPON SALE OF THE INSTRUMENT.

NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE,  AS  OF  9/30/99

CSIF  MONEY  MARKET  PORTFOLIO
     NET  ASSET  VALUE  PER  SHARE
     ($193,940,734/194,031,124  SHARES)                       $  1.00

CSIF  BALANCED  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($708,654,877/22,048,556  SHARES)                         $32.14
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)                                     1.60
OFFERING  PRICE  PER  SHARE,  CLASS  A                         $33.74

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($9,909,810/309,988  SHARES)                              $31.97

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($13,646,283/430,473  SHARES)                             $31.70

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($13,458,467/418,846  SHARES)                             $32.13

CSIF  BOND  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($66,944,220/4,295,248  SHARES)                           $15.59
MAXIMUM  SALES  CHARGE
(3.75%  OF  OFFERING  PRICE)                                      .61
OFFERING  PRICE  PER  SHARE                                    $16.20

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($2,772,712/178,496  SHARES)                              $16.20

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($1,779,159/114,699  SHARES)                              $15.51

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($--/--  SHARES)                                            $N/A


CSIF  EQUITY  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($166,715,719/6,160,076  SHARES)                          $27.06
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)                                     1.35
OFFERING  PRICE  PER  SHARE,  CLASS  A                         $28.41

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($8,037,848/302,157  SHARES)                              $26.60

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($10,413,428/416,552  SHARES)                             $25.00

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($--/--  SHARES)                                            $N/A

CSIF  MANAGED  INDEX  PORTFOLIO
     CLASS  A  NET  ASSET  VALUE  PER  SHARE
     ($12,256,925/728,391  SHARES)                             $16.83
MAXIMUM  SALES  CHARGE,  CLASS  A
(4.75%  OF  OFFERING  PRICE)                                      .84
     OFFERING  PRICE  PER  SHARE,  CLASS  A                    $17.67

     CLASS  B  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($4,077,731/245,894  SHARES)                              $16.58

     CLASS  C  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($2,453,630/147,598  SHARES)                              $16.62

     CLASS  I  NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE
     ($18,651,506/1,104,330  SHARES)                           $16.89

                      CALCULATION OF YIELD AND TOTAL RETURN
                      -------------------------------------

MONEY  MARKET  PORTFOLIO:  YIELD
     FROM TIME TO TIME, THE MONEY MARKET PORTFOLIO ADVERTISES ITS "YIELD" AND "EFFECTIVE YIELD." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. THE "YIELD" OF THE MONEY MARKET PORTFOLIO REFERS TO THE ACTUAL INCOME GENERATED BY AN INVESTMENT IN THE PORTFOLIO OVER A PARTICULAR BASE PERIOD OF TIME. IF THE BASE PERIOD IS LESS THAN ONE YEAR, THE YIELD IS THEN "ANNUALIZED." THAT IS, THE NET CHANGE, EXCLUSIVE OF CAPITAL CHANGES, IN THE VALUE OF A SHARE DURING THE BASE PERIOD IS DIVIDED BY THE NET ASSET VALUE PER SHARE AT THE BEGINNING OF THE PERIOD, AND THE RESULT IS MULTIPLIED BY 365 AND DIVIDED BY THE NUMBER OF DAYS IN THE BASE PERIOD. CAPITAL CHANGES EXCLUDED FROM THE CALCULATION OF YIELD ARE: (1) REALIZED GAINS AND
LOSSES FROM THE SALE OF SECURITIES, AND (2) UNREALIZED APPRECIATION AND DEPRECIATION. THE MONEY MARKET PORTFOLIO'S "EFFECTIVE YIELD" FOR A SEVEN-DAY PERIOD IS ITS ANNUALIZED COMPOUNDED YIELD DURING THE PERIOD, CALCULATED ACCORDING TO THE FOLLOWING FORMULA:

               EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 -1

     THE "EFFECTIVE YIELD" IS CALCULATED LIKE YIELD, BUT ASSUMES REINVESTMENT OF EARNED INCOME. THE EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THIS ASSUMED REINVESTMENT. FOR THE SEVEN-DAY PERIOD ENDED SEPTEMBER 30, 1999, THE MONEY MARKET PORTFOLIO'S YIELD WAS 4.64% AND ITS EFFECTIVE YIELD WAS 4.75%.

BOND  PORTFOLIO:  YIELD
     THE BOND PORTFOLIO MAY ALSO ADVERTISE ITS YIELD FROM TIME TO TIME. YIELD IS CALCULATED SEPARATELY FOR EACH CLASS OF THE PORTFOLIO. YIELD QUOTATIONS ARE HISTORICAL AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. YIELD QUOTATIONS FOR THE BOND PORTFOLIO REFER TO THE AGGREGATE IMPUTED YIELD-TO-MATURITY OF EACH OF THE PORTFOLIO'S INVESTMENTS BASED ON THE MARKET VALUE AS OF THE LAST DAY OF A GIVEN THIRTY-DAY OR ONE-MONTH PERIOD, LESS ACCRUED EXPENSES (NET OF REIMBURSEMENT), DIVIDED BY THE AVERAGE DAILY NUMBER OF OUTSTANDING SHARES ENTITLED TO RECEIVE DIVIDENDS TIMES THE MAXIMUM OFFERING PRICE ON THE LAST DAY OF THE PERIOD (SO THAT THE EFFECT OF THE SALES CHARGE IS INCLUDED IN THE CALCULATION), COMPOUNDED ON A "BOND EQUIVALENT," OR SEMIANNUAL, BASIS. THE BOND PORTFOLIO'S YIELD IS COMPUTED ACCORDING TO THE FOLLOWING FORMULA:

                            YIELD = 2 (A-B/CD+1)6 - 1

WHERE A = DIVIDENDS AND INTEREST EARNED DURING THE PERIOD USING THE AGGREGATE IMPUTED YIELD-TO MATURITY FOR EACH OF THE PORTFOLIO'S INVESTMENTS AS NOTED ABOVE; B = EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENT); C = THE AVERAGE DAILY NUMBER OF SHARES OUTSTANDING DURING THE PERIOD THAT WERE ENTITLED TO RECEIVE DIVIDENDS; AND D = THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE PERIOD. USING THIS CALCULATION, THE BOND PORTFOLIO'S YIELD FOR THE MONTH ENDED SEPTEMBER 30, 1999 WAS 6.07% FOR CLASS A SHARES, 9.90% FOR CLASS B SHARES, AND 9.90% FOR CLASS C SHARES.
     THE YIELD OF BOTH THE MONEY MARKET AND BOND PORTFOLIOS WILL FLUCTUATE IN RESPONSE TO CHANGES IN INTEREST RATES AND GENERAL ECONOMIC CONDITIONS, PORTFOLIO QUALITY, PORTFOLIO MATURITY, AND OPERATING EXPENSES. YIELD IS NOT FIXED OR INSURED AND THEREFORE IS NOT COMPARABLE TO A SAVINGS OR OTHER SIMILAR TYPE OF ACCOUNT. YIELD DURING ANY PARTICULAR TIME PERIOD SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE YIELD. IT IS, HOWEVER, USEFUL IN EVALUATING A PORTFOLIO'S PERFORMANCE IN MEETING ITS INVESTMENT OBJECTIVE.

BALANCED, EQUITY, BOND, MANAGED INDEX AND TECHNOLOGY PORTFOLIOS: TOTAL RETURN AND OTHER QUOTATIONS
     THE BALANCED, EQUITY, BOND, MANAGED INDEX AND TECHNOLOGY PORTFOLIOS MAY EACH ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF A PORTFOLIO'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS COMPUTED BY TAKING THE TOTAL NUMBER OF SHARES PURCHASED BY A HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. NOTE: "TOTAL RETURN" AS QUOTED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE FUND'S PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS, HOWEVER, PER SEC INSTRUCTIONS, DOES NOT REFLECT DEDUCTION OF THE SALES CHARGE, AND CORRESPONDS TO "RETURN WITHOUT MAXIMUM LOAD" (OR "W/O MAX LOAD" OR "AT NAV") AS REFERRED TO HEREIN. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1 + T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE PORTFOLIO'S MAXIMUM SALES CHARGE, EXCEPT QUOTATIONS OF "RETURN WITHOUT MAXIMUM LOAD" (OR "WITHOUT CDSC" OR "AT NAV") WHICH DO NOT DEDUCT SALES CHARGE, AND "ACTUAL RETURN," WHICH REFLECT DEDUCTION OF THE SALES CHARGE ONLY FOR THOSE PERIODS WHEN A SALES CHARGE WAS ACTUALLY IMPOSED. RETURN WITHOUT MAXIMUM LOAD, WHICH WILL BE HIGHER THAN TOTAL RETURN, SHOULD BE CONSIDERED ONLY BY INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN PENSION PLANS, TO WHOM THE SALES CHARGE DOES NOT APPLY, OR FOR PURPOSES OF COMPARISON ONLY WITH COMPARABLE FIGURES WHICH ALSO DO NOT REFLECT SALES CHARGES, SUCH AS LIPPER AVERAGES. CLASS I SHARES DO NOT HAVE A SALES CHARGE.
     THE STANDARDIZED TOTAL RETURN FOR CLASS I SHARES OF THE BALANCED PORTFOLIO IS "LINKED" TO THE CLASS A TOTAL RETURN. THAT IS, THESE CLASS I SHARES HAVE AN ACTUAL INCEPTION DATE OF 1999. HOWEVER, CLASS A SHARES HAVE AN INCEPTION DATE OF SEVERAL YEARS EARLIER. IN THE TABLE BELOW, PERFORMANCE RESULTS BEFORE THE CLASS I ACTUAL INCEPTION DATE ARE FOR CLASS A AT NAV (I.E., THEY DO NOT REFLECT THE DEDUCTION OF THE CLASS A FRONT-END SALES CHARGE.) BECAUSE CLASS A HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE CLASS I WOULD HAVE REALIZED IN THE SAME PERIOD. NONSTANDARDIZED TOTAL RETURN FOR CLASS I SHARE MAY ALSO BE SHOWN FROM THE ACTUAL CLASS I INCEPTION DATE; THIS FIGURE IS NOT LINKED TO CLASS A TOTAL RETURN.
     RETURN FOR THE BALANCED, BOND, EQUITY, AND MANAGED INDEX PORTFOLIOS' SHARES FOR THE PERIODS INDICATED ARE AS FOLLOWS:
PERIODS ENDED        CLASS  A      CLASS  B        CLASS  C       CLASS  I
SEPTEMBER 30, 1999 TOTAL RETURN  TOTAL RETURN     TOTAL RETURN    TOTAL  RETURN
WITH/WITHOUT MAXIMUM LOAD WITH/WITHOUT CDSC WITH/WITHOUT CDSC LINKED/ACTUAL BALANCED PORTFOLIO
ONE YEAR
6.22%     11.52%             5.15%   10.15%    9.40%     10.40%    11.83%    N/A
FIVE YEARS
12.25%    13.34%              N/A      N/A    12.07%     12.07%    13.40%    N/A
TEN YEARS
 9.17%     9.70%              N/A      N/A      N/A        N/A      9.73%    N/A
FROM INCEPTION
11.23%    11.55%             0.36%    2.99%    9.96%      9.96%    (0.55%)
(OCTOBER 21, 1982, FOR CLASS A)
(MARCH 31, 1998, FOR CLASS B)
(MARCH 1, 1994, FOR CLASS C)
(FEBRUARY 26, 1999, FOR ACTUAL CLASS I)

BOND  PORTFOLIO
ONE YEAR
(2.63%)    1.18%            (4.21%)  (0.22%)  (1.33%)    (0.33%)     N/A    N/A
FIVE YEARS
 6.32%     7.13%              N/A      N/A      N/A        N/A       N/A    N/A
TEN YEARS
 7.13%     7.54%              N/A      N/A      N/A        N/A       N/A    N/A
FROM INCEPTION
 7.70%     8.03%             0.09%    2.07%    1.15%      1.15%      N/A    N/A
(AUGUST 24, 1987, FOR CLASS A)
(MARCH 31, 1998, FOR CLASS B)
(JUNE 1, 1998, FOR CLASS C)

PERIODS ENDED       CLASS  A      CLASS  B         CLASS  C       CLASS  I
SEPTEMBER 30, 1999
                   TOTAL RETURN  TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
WITH/WITHOUT MAXIMUM LOAD    WITH/WITHOUT CDSC  WITH/WITHOUT CDSC  LINKED/ACTUAL
EQUITY  PORTFOLIO
ONE YEAR
26.92%     33.23%           26.56%   31.56%    30.80%    (0.33%)     N/A    N/A
FIVE YEARS
12.97%     14.07%             N/A      N/A     12.76%    12.76%      N/A    N/A
TEN YEARS
 8.28%      8.81%             N/A      N/A       N/A       N/A       N/A    N/A
FROM INCEPTION
 8.70%      9.13%           (1.12%)   1.54%     9.33%     9.33%      N/A    N/A
(AUGUST 24, 1987, FOR CLASS A)
(MARCH 31, 1998, FOR CLASS B)
(MARCH 1, 1994, FOR CLASS C)

MANAGED  INDEX  PORTFOLIO
ONE  YEAR
18.89%     24.77%           18.00%    23.00%    21.93%   22.93%         25.99%
FROM  INCEPTION
 4.86%      8.41%            4.42%     7.08%    10.65%   10.65%          8.66%
(AUGUST 15, 1998, FOR CLASS A)
(APRIL 15, 1998, FOR CLASS B)
(JUNE 1, 1998 FOR CLASS C)
(APRIL 15, 1998 FOR ACTUAL CLASS I)
-----------------------------------------

     THE CLASS A TOTAL RETURN FIGURES ABOVE AND THE BOND PORTFOLIO YIELD FIGURES ABOVE WERE CALCULATED USING THE MAXIMUM SALES CHARGE IN EFFECT AT THAT TIME. CAMCO ASSUMED ACTIVE MANAGEMENT OF THE BOND PORTFOLIO EFFECTIVE MARCH, 1997, NEW SUBADVISORS ASSUMED MANAGEMENT OF THE EQUITY PORTFOLIO EFFECTIVE SEPTEMBER, 1998, AND NEW SUBADVISORS ASSUMED MANAGEMENT OF THE BALANCED PORTFOLIO EFFECTIVE JULY, 1995. TOTAL RETURN, LIKE YIELD AND NET ASSET VALUE PER SHARE, FLUCTUATES IN RESPONSE TO CHANGES IN MARKET CONDITIONS. NEITHER TOTAL RETURN NOR YIELD FOR ANY PARTICULAR TIME PERIOD SHOULD BE CONSIDERED AN INDICATION OF FUTURE RETURN.
     THE FUND MAY ADVERTISE AN INTERNAL RATE OF RETURN ("IRR") ON DIRECT COMPANY HOLDINGS IN ITS SPECIAL EQUITIES PROGRAM. THIS IS A NON-STANDARDIZED PERFORMANCE CALCULATION. SEE THE EXPLANATION IN THE "ADVERTISING" PORTION OF THIS STATEMENT, BELOW. THESE DIRECT COMPANY HOLDINGS REPRESENT ONLY A VERY SMALL PORTION OF A PORTFOLIO'S ASSETS, AND THE IRR ON THIS PART OF THE SPECIAL EQUITIES PROGRAM
SHOULD NOT BE CONFUSED WITH THE YIELD AND TOTAL RETURN OF ANY PARTICULAR PORTFOLIO.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES OF ANY PORTFOLIO. SEE THE PROSPECTUS FOR MORE DETAILS ON PURCHASES AND REDEMPTIONS.
     SHAREHOLDERS IN THE MONEY MARKET PORTFOLIO WISHING TO HAVE DRAFTS SHOULD COMPLETE THE SIGNATURE CARD ENCLOSED WITH THE INVESTMENT APPLICATION. EXISTING SHAREHOLDERS MAY ARRANGE FOR DRAFT WRITING BY CONTACTING THE FUND FOR A
SIGNATURE  CARD.  OTHER  DOCUMENTATION  MAY  BE  REQUIRED  FROM  CORPORATIONS,
FIDUCIARIES AND INSTITUTIONAL INVESTORS. THIS DRAFT WRITING SERVICE WILL BE SUBJECT TO THE CUSTOMARY RULES AND REGULATIONS GOVERNING CHECKING ACCOUNTS, AND THE FUND RESERVES THE RIGHT TO CHANGE OR SUSPEND THE SERVICE. GENERALLY, THERE IS NO CHARGE TO YOU FOR THE MAINTENANCE OF THIS SERVICE OR FOR THE CLEARANCE OF DRAFTS, BUT THE FUND RESERVES THE RIGHT TO CHARGE A SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS. AS A SERVICE TO SHAREHOLDERS, THE FUND MAY AUTOMATICALLY TRANSFER THE DOLLAR AMOUNT NECESSARY TO COVER DRAFTS YOU HAVE WRITTEN ON THE FUND TO YOUR FUND ACCOUNT FROM ANY OTHER OF YOUR IDENTICALLY REGISTERED ACCOUNTS IN CALVERT MONEY MARKET FUNDS OR CALVERT INSURED PLUS. THE FUND MAY CHARGE A FEE FOR THIS SERVICE.
     WHEN A PAYABLE THROUGH DRAFT IS PRESENTED FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES FROM THE SHAREHOLDER'S ACCOUNT TO COVER THE AMOUNT OF THE DRAFT WILL BE REDEEMED AT THE NET ASSET VALUE NEXT DETERMINED. IF THERE ARE INSUFFICIENT SHARES IN THE SHAREHOLDER'S ACCOUNT, THE DRAFT MAY BE RETURNED. THIS DRAFT WRITING PROCEDURE FOR REDEMPTION ENABLES SHAREHOLDERS TO RECEIVE THE DAILY DIVIDENDS DECLARED ON THE SHARES TO BE REDEEMED UNTIL SUCH TIME AS THE DRAFT IS PRESENTED TO THE CUSTODIAN BANK FOR PAYMENT. DRAFTS PRESENTED TO THE BANK FOR PAYMENT WHICH WOULD REQUIRE THE REDEMPTION OF SHARES PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WITHIN THE PREVIOUS 10 BUSINESS DAYS MAY NOT BE HONORED.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST PORTFOLIO HOLDINGS OR GIVE EXAMPLES OR SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE PORTFOLIO, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, RUSSELL 2000/SMALL STOCK INDEX, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, AND SCHABACKER INVESTMENT MANAGEMENT, INC. SUCH AVERAGES GENERALLY DO NOT REFLECT ANY FRONT- OR BACK-END SALES CHARGES THAT MAY BE CHARGED BY FUNDS IN THAT GROUPING. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.
     THE  IRR  INCLUDES  DIRECT  INVESTMENTS  IN  COMPANIES  ONLY  (NO  FUNDS,
PARTNERSHIPS, OR FINANCIAL INSTITUTIONS). IT IS BASED ON ANNUAL CASH FLOWS BEGINNING WITH THE FIRST DIRECT INVESTMENT ON DECEMBER 18, 1992 TO THE DATE SHOWN IN THE ADVERTISEMENT. CASH OUTFLOWS INCLUDE ALL DISBURSEMENTS TO COMPANIES, INCLUDING FOLLOW-ONS. THE IRR ASSUMES FULL EXERCISE OF WARRANT POSITIONS IN THE YEAR OF CALCULATION IF NOT PREVIOUSLY EXERCISED. CASH INFLOWS INCLUDES ALL RECEIPTS FROM ACQUISITIONS AND EARNOUTS. IT ALSO ASSUMES POSITIONS ARE FULLY LIQUIDATED IN THE YEAR OF CALCULATION. PUBLIC COMPANY HOLDINGS ARE
LIQUIDATED AT MARKET PRICE, INCLUDING WARRANTS; OTHERS ARE LIQUIDATED AT CARRYING VALUE WHETHER MARKED UP, DOWN, OR AT COST. ALL BUT A SMALL PORTION OF THESE RETURNS ARE UNREALIZED. THE IRR ON DIRECT COMPANY HOLDINGS IN THE SPECIAL EQUITIES PROGRAM OF THE BALANCED PORTFOLIO WAS 7.05% FROM DECEMBER 18, 1992 THROUGH SEPTEMBER 30, 1999. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                    TRUSTEES, OFFICERS, AND ADVISORY COUNCIL
                    ----------------------------------------

     THE FUND'S BOARD OF TRUSTEES SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES. BUSINESS INFORMATION IS PROVIDED BELOW ABOUT THE TRUSTEES.

     REBECCA ADAMSON, TRUSTEE. SINCE 1983, MS. ADAMSON HAS SERVED AS PRESIDENT OF THE NATIONAL NON-PROFIT, FIRST NATIONS FINANCIAL PROJECT. FOUNDED BY HER IN 1980, FIRST NATIONS IS THE ONLY AMERICAN INDIAN ALTERNATIVE DEVELOPMENT INSTITUTE IN THE COUNTRY. SHE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. DOB: 9/10/47. ADDRESS: FIRST NATIONS DEVELOPMENT
INSTITUTE,  11917  MAIN  STREET,  FREDERICKSBURG,  VIRGINIA  22408.
     RICHARD L. BAIRD, JR., TRUSTEE. MR. BAIRD IS EXECUTIVE VICE PRESIDENT FOR THE FAMILY HEALTH COUNCIL, INC. IN PITTSBURGH, PENNSYLVANIA, A NON-PROFIT CORPORATION THAT PROVIDES FAMILY PLANNING SERVICES, NUTRITION, MATERNAL/CHILD HEALTH CARE, AND VARIOUS HEALTH SCREENING SERVICES. MR. BAIRD IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC., CALVERT NEW WORLD FUND, INC. AND CALVERT WORLD VALUES FUND, INC. DOB: 5/9/48. ADDRESS: 211 OVERLOOK DRIVE, PITTSBURGH, PENNSYLVANIA 15216.
     *JOHN G. GUFFEY, JR., TRUSTEE. EXECUTIVE VICE PRESIDENT AND TRUSTEE. MR. GUFFEY IS EXECUTIVE VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. HE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, ORGANIZING DIRECTOR OF THE COMMUNITY CAPITAL BANK IN BROOKLYN, NEW YORK, AND A FINANCIAL CONSULTANT TO VARIOUS ORGANIZATIONS. IN ADDITION, HE IS A DIRECTOR OF THE COMMUNITY BANKERS MUTUAL FUND OF DENVER, COLORADO, A DIRECTOR OF ARIEL FUNDS, AND THE TREASURER AND DIRECTOR OF SILBY, GUFFEY, AND CO., INC., A VENTURE CAPITAL FIRM. MR. GUFFEY IS A TRUSTEE/DIRECTOR OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. DOB: 05/15/48. ADDRESS: 388 CALLE COLINA SANTA FE, NM 87501.
     MR. GUFFEY HAS BEEN ADVISED THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS ENTERED AN ORDER AGAINST HIM RELATING TO HIS FORMER SERVICE AS A DIRECTOR OF COMMUNITY BANKERS MUTUAL FUND, INC. THIS FUND IS NOT CONNECTED WITH ANY CALVERT FUND OR THE CALVERT GROUP AND CEASED OPERATIONS IN SEPTEMBER, 1994. MR. GUFFEY CONSENTED TO THE ENTRY OF THE ORDER WITHOUT ADMITTING OR DENYING THE FINDINGS IN THE ORDER. THE ORDER CONTAINS FINDINGS THAT: (1) THE COMMUNITY BANKERS MUTUAL FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE MATERIALLY FALSE AND MISLEADING BECAUSE THEY MISSTATED OR FAILED TO STATE MATERIAL FACTS CONCERNING THE PRICING OF FUND SHARES AND THE PERCENTAGE OF ILLIQUID SECURITIES IN THE FUND'S PORTFOLIO AND THAT MR. GUFFEY, AS A MEMBER OF THE FUND'S BOARD, SHOULD HAVE KNOWN OF THESE MISSTATEMENTS AND THEREFORE VIOLATED THE SECURITIES ACT OF 1933; (2) THE PRICE OF THE FUND'S SHARES SOLD TO THE PUBLIC WAS NOT BASED ON THE CURRENT NET ASSET VALUE OF THE SHARES, IN VIOLATION OF THE INVESTMENT COMPANY ACT OF 1940 (THE "INVESTMENT COMPANY ACT"); AND (3) THE BOARD OF THE FUND, INCLUDING MR. GUFFEY, VIOLATED THE INVESTMENT COMPANY ACT BY DIRECTING THE FILING OF A MATERIALLY FALSE REGISTRATION STATEMENT. THE ORDER DIRECTED MR. GUFFEY TO CEASE AND DESIST FROM COMMITTING OR CAUSING FUTURE VIOLATIONS AND TO PAY A CIVIL PENALTY OF $5,000. THE SEC PLACED NO RESTRICTIONS ON MR. GUFFEY'S CONTINUING TO SERVE AS A TRUSTEE OR DIRECTOR OF MUTUAL FUNDS.
     JOY V. JONES, ESQ., TRUSTEE. MS. JONES IS AN ATTORNEY AND ENTERTAINMENT MANAGER IN NEW YORK CITY. MS. JONES IS ALSO CHAIRMAN OF THE BOARD OF ULTRAFEM, INC. TRUSTEE OF SARAH LAWRENCE COLLEGE, A MEMBER OF THE ASSOCIATION OF BLACK
WOMEN ATTORNEYS, INC., AND A TRUSTEE OF THE COMMUNITY SERVICE SOCIETY OF NEW YORK. DOB: 7/2/50. ADDRESS: 175 WEST 12TH STREET, NEW YORK, NEW YORK 10011.
     *BARBARA J. KRUMSIEK, SENIOR VICE PRESIDENT AND TRUSTEE. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AS WELL AS SENIOR VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB: 08/09/52.
     TERRENCE J. MOLLNER, ED.D., TRUSTEE. DR. MOLLNER IS FOUNDER, CHAIRPERSON, AND PRESIDENT OF TRUSTEESHIP INSTITUTE, INC., A DIVERSE FOUNDATION KNOWN PRINCIPALLY FOR ITS CONSULTATION TO CORPORATIONS CONVERTING TO COOPERATIVE EMPLOYEE-OWNERSHIP. HE IS ALSO A DIRECTOR OF CALVERT WORLD VALUES FUND, INC. HE SERVED AS A TRUSTEE OF THE COOPERATIVE FUND OF NEW ENGLAND, INC., AND IS NOW A
MEMBER  OF  ITS  BOARD  OF  ADVISORS.  IN ADDITION, DR. MOLLNER IS A FOUNDER AND
MEMBER OF THE BOARD OF TRUSTEES OF THE FOUNDATION FOR SOVIET-AMERICAN ECONOMIC COOPERATION AND IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION.
     ON OCTOBER 8, 1998, MR. MOLLNER DECLARED AND FILED FOR PERSONAL BANKRUPTCY PROTECTION UNDER CHAPTER 7 OF THE FEDERAL BANKRUPTCY CODE. THE CAUSE OF MR. MOLLNER'S FINANCIAL DIFFICULTIES WAS LOSSES SUSTAINED IN TRADING IN THE OPTIONS AND FUTURES MARKET. DOB: 12/13/44. ADDRESS: 15 EDWARDS SQUARE, NORTHAMPTON, MASSACHUSETTS 01060.
     SYDNEY AMARA MORRIS, TRUSTEE. REV. MORRIS PREVIOUSLY SERVES AS A MINISTER OF THE UNITARIAN-UNIVERSALIST FELLOWSHIP. REV. MORRIS IS A GRADUATE OF THE HARVARD DIVINITY SCHOOL. DOB: 9/7/49. ADDRESS: 2915 WEST 12TH VANCOUVER,
BRITISH  COLUMBIA,  CANADA  V6K2R2.
          *CHARLES T. NASON, TRUSTEE. MR. NASON SERVES AS CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF THE ACACIA GROUP, A WASHINGTON, D.C.-BASED FINANCIAL SERVICES ORGANIZATION, INCLUDING ACACIA MUTUAL LIFE INSURANCE COMPANY AND CALVERT GROUP, LTD. HE IS A DIRECTOR OF CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., CALVERT ASSET MANAGEMENT COMPANY, INC., CALVERT SHAREHOLDER SERVICES, INC., AND THE ADVISOR GROUP, INC. DOB: 4/22/46. ADDRESS: 7315 WISCONSIN AVENUE, BETHESDA, MARYLAND 20814.
     *D. WAYNE SILBY, ESQ., PRESIDENT AND TRUSTEE. MR. SILBY IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. HE IS THE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MR. SILBY IS EXECUTIVE CHAIRMAN OF GROUP SERVE, INC., AN INTERNET COMPANY FOCUSED ON COMMUNITY BUILDING COLLABORATIVE TOOLS, AND AN OFFICER, DIRECTOR AND SHAREHOLDER OF SILBY, GUFFEY & COMPANY, INC., WHICH SERVES AS GENERAL PARTNER OF CALVERT SOCIAL VENTURE
PARTNERS ("CSVP"). CSVP IS A VENTURE CAPITAL FIRM INVESTING IN SOCIALLY RESPONSIBLE SMALL COMPANIES. HE IS ALSO A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY AND CHAIRMAN OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. DOB:
7/20/48.  ADDRESS:  1715  18TH  STREET,  N.W.,  WASHINGTON,  D.C.  20009.
     RENO J. MARTINI, SENIOR VICE PRESIDENT. MR. MARTINI IS SENIOR VICE PRESIDENT OF CALVERT GROUP, LTD., AND SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CALVERT ASSET MANAGEMENT COMPANY, INC. MR. MARTINI IS ALSO A DIRECTOR AND PRESIDENT OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR AND OFFICER OF CALVERT NEW WORLD FUND. DOB: 1/13/50.
     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  7/24/52.
     WILLIAM M. TARTIKOFF, ESQ., VICE PRESIDENT AND ASSISTANT SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY.
DOB:  8/12/47.
     CATHERINE S. BARDSLEY, ESQ., SECRETARY. MS. BARDSLEY IS COUNSEL TO KIRKPATRICK & LOCKHART, LLP, THE FUND'S LEGAL COUNSEL. DOB: 10/4/49. ADDRESS:
1800  MASSACHUSETTS  AVENUE,  N.W.,  WASHINGTON,  D.C.  20036.
     DANIEL K. HAYES, VICE PRESIDENT. MR. HAYES IS VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., AND IS AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT NEW WORLD FUND, INC. DOB: 9/9/50.
     SUSAN WALKER BENDER, ESQ., ASSISTANT SECRETARY. MS. BENDER IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP, AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 1/29/59.
     IVY WAFFORD DUKE, ESQ., ASSISTANT SECRETARY. MS. DUKE IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. SHE ALSO SERVES AS SECRETARY AND PROVIDES COUNSEL TO THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO WORKING AT CALVERT GROUP, MS. DUKE WAS AN ASSOCIATE IN THE INVESTMENT MANAGEMENT GROUP OF THE BUSINESS AND FINANCE DEPARTMENT AT DRINKER BIDDLE & REATH. DOB:
09/07/68.
     VICTOR FRYE, ESQ., ASSISTANT SECRETARY AND COMPLIANCE OFFICER. MR. FRYE IS COUNSEL AND COMPLIANCE OFFICER OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. HE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MR. FRYE WAS COUNSEL AND MANAGER OF THE COMPLIANCE DEPARTMENT AT THE ADVISORS GROUP. DOB: 10/15/58.
     JENNIFER P. STREAKS, ESQ., ASSISTANT SECRETARY. MS. STREAKS IS ASSISTANT GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS.

     THE ADDRESS OF TRUSTEE AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. TRUSTEES AND OFFICERS OF THE FUND AS A GROUP OWN LESS THAN 1% OF ANY CLASS OF EACH PORTFOLIO'S OUTSTANDING SHARES. TRUSTEES MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     MR. BAIRD, DR. MOLLNER, MS. ADAMSON, MS. JONES, AND REV. MORRIS SERVE ON THE FUND'S AUDIT COMMITTEE. MS. ADAMSON, DR. MOLLNER, AND MR. SILBY SERVE ON THE FUND'S HIGH SOCIAL IMPACT INVESTMENTS COMMITTEE WHICH ASSISTS THE FUND IN IDENTIFYING, EVALUATING AND SELECTING INVESTMENTS IN SECURITIES THAT OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE AND THAT PRESENT ATTRACTIVE OPPORTUNITIES FOR FURTHERING THE FUND'S SOCIAL CRITERIA. MS. JONES, REV. MORRIS, AND MESSRS. GUFFEY AND SILBY SERVE ON THE FUND'S SPECIAL EQUITIES COMMITTEE WHICH ASSISTS THE FUND IN IDENTIFYING, EVALUATING, AND SELECTING APPROPRIATE SPECIAL EQUITY INVESTMENT OPPORTUNITIES FOR THE FUND.
     THE ADVISORY COUNCIL IS A RESOURCE TO THE FUND'S BOARD OF TRUSTEES REGARDING COMMUNICATIONS NETWORKS FOR THE FUND AND THE APPLICATION AND REFINEMENT OF THE FUND'S SOCIAL CRITERIA. THE ADVISORY COUNCIL HAS NO POWER,
AUTHORITY, OR RESPONSIBILITY WITH RESPECT TO THE MANAGEMENT OF THE FUND OR THE CONDUCT OF THE AFFAIRS OF THE FUND. MESSRS. SILBY, GUFFEY AND MOLLNER, AND MS. KRUMSIEK SERVE AS DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, A NON-PROFIT ORGANIZATION FORMED TO INCREASE AWARENESS AND EDUCATE THE GENERAL PUBLIC ABOUT THE BENEFITS OF SOCIALLY CONSCIOUS INVESTING. THE FOUNDATION IS NOT DIRECTLY AFFILIATED WITH CALVERT GROUP.
     FROM TIME TO TIME, THE FUND MAY MAKE CHARITABLE CONTRIBUTIONS TO GROUPS INTENDED TO FURTHER THE FUND'S SOCIAL PURPOSE, INCLUDING BUT NOT LIMITED TO EDUCATING INVESTORS ABOUT SOCIALLY RESPONSIBLE INVESTING.
     DURING FISCAL 1999, TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR WERE PAID $39,781 BY THE MONEY MARKET PORTFOLIO, $142,545 BY THE BALANCED PORTFOLIO, $15,264 BY THE BOND PORTFOLIO, $37,479 BY THE EQUITY PORTFOLIO, AND $8,228 BY THE MANAGED INDEX PORTFOLIO. TRUSTEES OF THE FUND NOT AFFILIATED WITH THE ADVISOR PRESENTLY RECEIVE AN ANNUAL FEE OF $20,500 FOR SERVICE AS A MEMBER OF THE BOARD OF TRUSTEES OF THE CALVERT GROUP OF FUNDS, AND A FEE OF $750 TO $1500 FOR EACH REGULAR BOARD OR COMMITTEE MEETING ATTENDED; SUCH FEES ARE ALLOCATED AMONG THE RESPECTIVE PORTFOLIOS BASED UPON THEIR RELATIVE NET ASSETS. TRUSTEES WHO SERVE ONLY THE CSIF BOARD RECEIVE AN ANNUAL FEE OF $15,430, PLUS $600 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED.
     TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE TRUSTEES DEFERRED COMPENSATION PLAN (SHOWN AS "PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES," BELOW). DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                           TRUSTEE COMPENSATION TABLE
                                FISCAL YEAR 1999
                               (UNAUDITED NUMBERS)

     AGGREGATE COMPENSATION   PENSION OR RETIREMENT      TOTAL COMPENSATION FROM
FROM REGISTRANT FOR SERVICE   BENEFITS ACCRUED AS PART       REGISTRANT AND FUND
     AS TRUSTEE/OFFICER       OF REGISTRANT EXPENSES*  COMPLEX PAID TO TRUSTEE**
NAME OF TRUSTEE/OFFICER
REBECCA ADAMSON      $32,283            $0                        $32,283
RICHARD L. BAIRD, JR. $2,999            $0                        $39,250
JOHN G. GUFFEY, JR.  $11,114            $1,896                    $56,365
JOY V. JONES         $29,580            $0                        $29,580
TERRENCE J. MOLLNER  $24,830            $0                        $33,830
SYDNEY AMARA MORRIS  $22,630            $12,000                   $22,630
D. WAYNE SILBY       $20,332            $0                        $60,831

*MS. ADAMSON, MS. JONES, REV. MORRIS, AND MR. GUFFEY HAVE CHOSEN TO DEFER A PORTION OF THEIR COMPENSATION. AS OF SEPTEMBER 30, 1999, TOTAL DEFERRED COMPENSATION, INCLUDING DIVIDENDS AND CAPITAL APPRECIATION, WAS $54,604, $17,765, $31,559 AND $11,022, FOR EACH OF THEM, RESPECTIVELY.
**AS OF SEPTEMBER 30, 1999, THE FUND COMPLEX CONSISTS OF NINE (9) REGISTERED INVESTMENT COMPANIES.

                        INVESTMENT ADVISOR AND SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA MUTUAL LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF TRUSTEES. THE ADVISOR PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS; AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF TRUSTEES, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND, AND ADVISORY COUNCIL MEMBERS, WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     UNDER A NEW ADVISORY AGREEMENT APPROVED BY SHAREHOLDERS IN EARLY 1999, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.425% OF THE FIRST $500 MILLION OF THE BALANCED PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.40% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND 0.375% OF ALL ASSETS ABOVE $1 BILLION; 0.35% OF THE BOND PORTFOLIO'S AVERAGE DAILY NET ASSETS; 0.50% OF THE EQUITY PORTFOLIO'S AVERAGE DAILY NET ASSETS; 0.30% OF THE MONEY MARKET PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.60% OF THE MANAGED INDEX PORTFOLIO'S AVERAGE DAILY NET ASSETS.
     THE ADVISOR RESERVES THE RIGHT TO (I) WAIVE ALL OR A PART OF ITS FEE; (II) REIMBURSE THE FUND FOR EXPENSES; AND (III) PAY BROKER-DEALERS IN CONSIDERATION OF THEIR PROMOTIONAL OR ADMINISTRATIVE SERVICES.
     THE ADVISOR MAY, BUT IS NOT REQUIRED TO WAIVE CURRENT PAYMENT OF ITS FEES, OR TO REIMBURSE EXPENSES OF THE FUND. THE ADVISOR HAS AGREED TO REIMBURSE THE MONEY MARKET, BALANCED, AND BOND PORTFOLIOS FOR THEIR RESPECTIVE OPERATING EXPENSES (EXCLUDING BROKERAGE, TAXES, INTEREST, DISTRIBUTION PLAN EXPENSES AND EXTRAORDINARY ITEMS,) EXCEEDING, ON A PRO RATA BASIS, 1.5% OF THE FIRST $30 MILLION OF THE RESPECTIVE PORTFOLIO'S AVERAGE DAILY NET ASSETS, AND 1% OF
SUCH ASSETS  IN  EXCESS  OF  $30  MILLION.
     ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE MANAGED INDEX PORTFOLIO BY THE ADVISOR THROUGH FEBRUARY 29, 2000, MAY BE RECAPTURED BY THE ADVISOR FROM THE PORTFOLIO DURING THE TWO YEARS BEGINNING MARCH 1, 2000, AND ENDING FEBRUARY 28, 2002. SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE PORTFOLIO'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS 2.00% OF CLASS A AVERAGE DAILY NET ASSETS, AND 3.25%, 3.25%, AND 1.25%, RESPECTIVELY, FOR CLASS B, CLASS C AND CLASS I. THE ADVISOR MAY VOLUNTARILY MAKE ADDITIONAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS WITH RESPECT TO THE PORTFOLIO FROM MARCH 1, 2000 THROUGH FEBRUARY 28, 2002, ("ADDITIONAL PERIOD"); PROVIDED, HOWEVER, THAT: (A) ANY FEES THE CURRENT PAYMENT OF WHICH IS WAIVED BY THE ADVISOR AND ANY EXPENSES PAID ON BEHALF OF OR REIMBURSED TO THE PORTFOLIO BY THE ADVISOR DURING THE ADDITIONAL PERIOD MAY BE RECAPTURED BY THE ADVISOR FROM THE PORTFOLIO DURING THE TWO YEARS BEGINNING ON MARCH 1, 2002 AND ENDING FEBRUARY 29, 2004 AND (B) SUCH RECAPTURE SHALL ONLY BE MADE TO THE EXTENT THAT IT DOES NOT RESULT IN THE PORTFOLIO'S CLASS A AGGREGATE EXPENSES EXCEEDING ON AN ANNUAL BASIS 2.00% OF CLASS A AVERAGE DAILY NET ASSETS, AND 3.25%, 3.25% AND 1.25%, RESPECTIVELY, FOR CLASS B, CLASS C, AND CLASS I.
     FOR THOSE PORTFOLIOS WITH MULTIPLE CLASSES, INVESTMENT ADVISORY FEES ARE ALLOCATED AS A PORTFOLIO-LEVEL EXPENSE BASED ON NET ASSETS.
     THE ADVISORY FEES PAID TO THE ADVISOR BY THE MONEY MARKET PORTFOLIO FOR THE FISCAL YEARS ENDED SEPTEMBER 30, 1997, 1998, AND 1999 WERE $829,686, $846,146,
AND $713,040, RESPECTIVELY. THE ADVISORY FEES PAID TO THE ADVISOR BY THE BALANCED PORTFOLIO FOR THE SAME YEARS WERE $3,739,407, $4,374,411, AND $3,809,681, RESPECTIVELY. THE ADVISORY FEES PAID TO THE ADVISOR FOR THESE YEARS BY THE BOND PORTFOLIO WERE $363,612, $345,357, AND $301,347; BY THE EQUITY PORTFOLIO $683,046, $889,599, AND $896,683; AND BY THE MANAGED INDEX PORTFOLIO $54,079 (DATE OF INCEPTION APRIL 15, 1998) AND $189,815, FOR 1999. THESE FIGURES ARE NET OF THE FOLLOWING CREDITS: BOND PORTFOLIO.

SUBADVISORS

     BROWN CAPITAL MANAGEMENT, INC. IS CONTROLLED BY EDDIE C. BROWN. IT RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR, OF 0.25% OF NET ASSETS IT MANAGES FOR THE BALANCED PORTFOLIO.

     NCM CAPITAL MANAGEMENT GROUP, INC. IS A SUBSIDIARY OF THE NORTH CAROLINA MUTUAL LIFE INSURANCE COMPANY. IT RECEIVES A SUBADVISORY FEE, PAID BY THE
ADVISOR,  OF  0.25%  OF  NET  ASSETS  IT  MANAGES  FOR  THE  BALANCED PORTFOLIO.

     ATLANTA CAPITAL MANAGEMENT COMPANY IS OWNED AND OPERATED BY DAN BOONE, GREG COLEMAN, JERRY DE VORE, BILL HACKNEY, MARILYN R. IRVIN, DALLAS LUNDY, CHIP REAMES, AND CHRIS REYNOLDS. IT RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR, OF 0.30% OF THE ASSETS IT MANAGES FOR THE EQUITY PORTFOLIO.

     STATE STREET GLOBAL ADVISORS IS A DIVISION OF STATE STREET BANK AND TRUST. IT RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR, OF 0.35% OF THE MANAGED INDEX PORTFOLIO'S FIRST $100 MILLION OF AVERAGE NET ASSETS AND 0.25% OF ANY SUCH ASSETS OVER $100 MILLION, SUBJECT TO A MINIMUM ANNUAL FEE OF $150,000.

     TURNER  INVESTMENT  PARTNERS,  INC.  IS  100% EMPLOYEE OWNED. IT RECEIVES A
SUBADVISORY FEE, PAID BY THE ADVISOR, OF 1.00% OF THE TECHNOLOGY PORTFOLIO'S FIRST $100 MILLION OF AVERAGE NET ASSETS AND 0.90% OF ANY SUCH ASSETS OVER $100 MILLION.

     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT, THE PORTFOLIO WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE PORTFOLIO. THE PORTFOLIO WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE
SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.



                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

                              CLASS  A,  B,  AND  C     CLASS  I
     BALANCED                 0.275%                    0.125%
     BOND                     0.30%                     0.10%
     EQUITY                   0.20%                     0.10%
     MANAGED  INDEX           0.15%                     0.10%
     MONEY  MARKET            0.20%                     N/A
     TECHNOLOGY               0.25%                     0.05%

     THE ADMINISTRATIVE FEES PAID TO CASC BY THE MANAGED INDEX PORTFOLIO FROM ITS INCEPTION THROUGH SEPTEMBER 30, 1998, WAS $9,840 AND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, WAS $38,282. THE ADMINISTRATIVE FEES PAID TO CASC BY THE BALANCED PORTFOLIO, BOND PORTFOLIO, EQUITY PORTFOLIO AND MONEY MARKET PORTFOLIO FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, WERE $1,246,925, $83,992, $ 223,502, AND $226,646, RESPECTIVELY. NO SUCH FEES WERE PAID FOR ANY EARLIER PERIODS BY ANY PORTFOLIO. ADMINISTRATIVE SERVICES FEES ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMIT THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION AND SERVICING OF ITS SHARES. SUCH EXPENSES FOR CLASS A SHARES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.35% OF THE BALANCED, EQUITY AND BOND PORTFOLIOS' RESPECTIVE AVERAGE DAILY NET ASSETS
AND 0.25% OF THE MONEY MARKET AND MANAGED INDEX PORTFOLIOS' AVERAGE DAILY NET ASSETS. HOWEVER, THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT, UNTIL FURTHER ACTION BY THE BOARD, NO PORTFOLIO SHALL PAY CLASS A DISTRIBUTION EXPENSES IN
EXCESS OF 0.25% OF ITS AVERAGE DAILY NET ASSETS; AND FURTHER, THAT CLASS A DISTRIBUTION EXPENSES ONLY BE CHARGED ON THE AVERAGE DAILY NET ASSETS OF THE BALANCED PORTFOLIO IN EXCESS OF $30,000,000.
     EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE BALANCED, BOND, EQUITY AND MANAGED INDEX PORTFOLIOS' CLASS B AND CLASS C AVERAGE DAILY NET ASSETS, RESPECTIVELY. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES.
     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF TRUSTEES, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED TRUSTEES. IN ESTABLISHING THE PLANS, THE TRUSTEES CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE TRUSTEES DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED TRUSTEES WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE AFFECTED CLASS OR PORTFOLIO OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY
INCREASE THE DISTRIBUTION COST TO A PORTFOLIO REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE TRUSTEES, INCLUDING A MAJORITY OF THE NON-INTERESTED TRUSTEES AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY: (I) THE VOTE OF A MAJORITY OF THE TRUSTEES WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND
(II)  THE  VOTE  OF  A  MAJORITY  OF  THE  ENTIRE  BOARD  OF  TRUSTEES.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI HAS AGREED TO PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES. THIS LIST MAY BE CHANGED FROM TIME TO TIME. AS OF DECEMBER 31, 1999, THE ADVISOR AND/OR CDI HAD SPECIAL ARRANGEMENTS WITH THE FOLLOWING FIRMS:
FIDELITY,  MORGAN  STANLEY  DEAN  WITTER,  PRUDENTIAL  SECURITIES, SALOMON SMITH
BARNEY, AMERICAN EXPRESS FINANCIAL ADVISORS, MERRILL LYNCH, AND THE ADVISORS GROUP.
     CDI, MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S RESPECTIVE CLASSES. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $1,745,398 FOR CLASS A, $65,329 FOR CLASS B AND $133,012 FOR CLASS C FOR THE BALANCED PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $133,657 FOR CLASS A, $18,171 FOR CLASS B AND $12,147 FOR CLASS C FOR THE BOND PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $373,197 FOR CLASS A, $45,687 FOR CLASS B AND $83,727 FOR CLASS C FOR THE EQUITY PORTFOLIO. TOTAL DISTRIBUTION PLAN EXPENSES PAID TO CDI BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999 WERE $22,697 FOR CLASS A, $27,946 FOR CLASS B AND $14,179 FOR CLASS C FOR THE MANAGED INDEX PORTFOLIO. FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE FUND'S DISTRIBUTION PLAN EXPENSES FOR EACH CLASS WERE SPENT FOR THE FOLLOWING PURPOSES:

MONEY  MARKET

     THE  PORTFOLIO  HAS  NEVER  PAID  DISTRIBUTION  PLAN  EXPENSES.

BALANCED
                    CLASS A          CLASS B          CLASS C           CLASS I
COMPENSATION TO BROKER-DEALERS
                    $1,022,462       $10,345          $80,656           N/A
COMPENSATION TO SALES PERSONNEL
                    $79,812          $9,365           $6,753            N/A
ADVERTISING         $384,375         $45,104          $32,523           N/A
PRINTING AND MAILING OF PROSPECTUSES
 TO OTHER THAN CURRENT SHAREHOLDERS
                    $154,554         $18,136          $13,078           N/A
COMPENSATION TO UNDERWRITERS
                    $104,198         $0               $0                N/A
INTEREST, FINANCING CHARGES
                     --               --               --               N/A
OTHER                --               --               --               N/A

BOND
                    CLASS A          CLASS B          CLASS C           CLASS I
COMPENSATION TO BROKER-DEALERS
                    $129,891         $4,543           $1,047            N/A
COMPENSATION TO SALES PERSONNEL
                    $1,230           $5,024           $4,093            N/A
ADVERTISING         $1,585           $6,475           $5,273            N/A
PRINTING AND MAILING OF PROSPECTUSES
 TO OTHER THAN CURRENT SHAREHOLDERS
                    $521             $2,128           $1,734            N/A
COMPENSATION TO UNDERWRITERS
                    $430             $0               $0                N/A
INTEREST, FINANCING CHARGES
                     --               --               --               N/A
OTHER                --               --               --               N/A

EQUITY
                    CLASS A          CLASS B          CLASS C           CLASS I
COMPENSATION TO BROKER-DEALERS
                    $348,812         $7,447           $59,899           N/A
COMPENSATION TO SALES PERSONNEL
                    $5,775           $10,389          $6,473            N/A
ADVERTISING         $10,688          $19,226          $11,979           N/A
PRINTING AND MAILING OF PROSPECTUSES
 TO OTHER THAN CURRENT SHAREHOLDERS
                    $4,796           $8,628           $5,375            N/A
COMPENSATION TO UNDERWRITERS
                    $3,126           $0               $0                N/A
INTEREST, FINANCING CHARGES
                     --               --               --               N/A
OTHER                --               --               --               N/A

MANAGED  INDEX
                    CLASS A          CLASS B           CLASS C          CLASS I
COMPENSATION TO BROKER-DEALERS
                    $18,299          $4,511            $1,698           N/A
COMPENSATION TO SALES PERSONNEL
                    $1,153           $6,389            $3,402           N/A
ADVERTISING         $1,935           $10,722           $5,709           N/A
PRINTING AND MAILING OF PROSPECTUSES
 TO OTHER THAN CURRENT SHAREHOLDERS
                    $1,142           $6,328            $3,369           N/A
COMPENSATION TO UNDERWRITERS
                    $169             $0                $0               N/A
INTEREST, FINANCING CHARGES
                     --               --                --              N/A
OTHER                --               --                --              N/A

BALANCED,  EQUITY,  MANAGED  INDEX AND TECHNOLOGY PORTFOLIOS
CLASS  A SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

                                   AS A % OF     AS A % OF    ALLOWED TO
AMOUNT OF                          OFFERING     NET AMOUNT    BROKERS AS A % OF
INVESTMENT                         PRICE        INVESTED      OFFERING PRICE
LESS  THAN  $50,000                4.75%        4.99%          4.00%
$50,000 BUT LESS THAN $100,000     3.75%        3.90%          3.00%
$100,000 BUT LESS THAN $250,000    2.75%        2.83%          2.25%
$250,000 BUT LESS THAN $500,000    1.75%        1.78%          1.25%
$500,000 BUT LESS THAN $1,000,000  1.00%        1.01%          0.80%
$1,000,000 AND OVER                0.00%        0.00%          0.00%

BOND  PORTFOLIO
CLASS  A SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

                                   AS A % OF    AS A % OF      ALLOWED TO
AMOUNT OF                          OFFERING     NET AMOUNT     BROKERS AS A % OF
INVESTMENT                         PRICE        INVESTED       OFFERING PRICE
LESS THAN $50,000                  3.75%        3.90%          3.00%
$50,000 BUT LESS THAN $100,000     3.00%        3.09%          2.25%
$100,000 BUT LESS THAN $250,000    2.25%        2.30%          1.75%
$250,000 BUT LESS THAN $500,000    1.75%        1.78%          1.25%
$500,000 BUT LESS THAN $1,000,000  1.00%        1.01%          0.80%
$1,000,000 AND OVER                0.00%        0.00%          0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS. THE AGGREGATE AMOUNT OF SALES CHARGES (GROSS UNDERWRITING COMMISSIONS) AND, FOR CLASS A ONLY, THE NET AMOUNT RETAINED BY CDI (I.E., NOT REALLOWED TO DEALERS) FOR THE LAST THREE FISCAL YEARS ARE:

FISCAL YEAR            1997              1998                     1999
CLASS A           GROSS       NET       GROSS        NET     GROSS        NET
BALANCED       $934,782  $331,679    $969,119   $356,525  $824,681   $271,056
BOND           $136,085   $53,362    $138,075    $54,024  $139,354    $45,110
EQUITY         $557,333  $211,952    $585,617   $216,176  $397,125   $134,333
MANAGED INDEX       N/A       N/A     $32,049     $4,026  $103,336    $34,279

FISCAL YEAR            1997              1998                     1999
CLASS B
BALANCED               NA                $309                     $14,358
BOND                   NA                $0                       $1,649
EQUITY                 NA                $1,517                   $10,382
MANAGED INDEX          NA                $164                     $8,065

FISCAL YEAR            1997              1998                     1999
CLASS C
BALANCED               NA                $36                      $1,072
BOND                   NA                $0                       $514
EQUITY                 NA                $13                      $916
MANAGED INDEX          NA                $0                       $222

     FUND TRUSTEES AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA MUTUAL, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER
SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.

                             PORTFOLIO TRANSACTIONS
                             ----------------------
     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISORS MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF TRUSTEES.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.
     FOR  THE  LAST  THREE FISCAL YEARS, TOTAL BROKERAGE COMMISSIONS PAID ARE AS
FOLLOWS:

                      1997         1998         1999
     BALANCED         $547,048     $542,108     $552,292
     EQUITY           $329,488     $487,723     $213,314*
     BOND             $0           $0           $0
     MANAGED INDEX    $0           $9,405       $19,518

*1998  WAS HIGHER DUE TO NEW SUBADVISOR TAKING OVER MANAGEMENT OF THE PORTFOLIO.

     THE FUND DID NOT PAY ANY BROKERAGE COMMISSIONS TO AFFILIATED PERSONS DURING THE LAST THREE FISCAL YEARS.

WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES; PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS. THE ADVISOR AND/OR SUBADVISORS MAY ALSO DIRECT SELLING CONCESSIONS AND/OR DISCOUNTS IN FIXED-PRICE OFFERINGS FOR RESEARCH SERVICES.
     IF,  IN  THE  JUDGMENT  OF  THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER
ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

     FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE ADVISOR AND/OR SUBADVISORS DIRECTED BROKERAGE FOR RESEARCH SERVICES IN THE FOLLOWING AMOUNTS:
                                                                   RELATED
     PORTFOLIO               AMOUNT  OF  TRANSACTIONS          COMMISSIONS

     BALANCED                $224,914,459                      $224,727
     EQUITY                  $63,298,419                       $84,520
     BOND                    $0                                $0
     MANAGED INDEX           $0                                $0

     THE PORTFOLIO TURNOVER RATES FOR THE LAST TWO FISCAL YEARS ARE AS FOLLOWS:
                       1998     1999
     BALANCED          185%     175%
     EQUITY            110%     51%*
     BOND              620%     570%
     MANAGED INDEX     N/A      56%

*1998 WAS HIGHER DUE TO NEW SUBADVISOR TAKING OVER MANAGEMENT OF THE PORTFOLIO.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISORS, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PRICEWATERHOUSECOOPERS LLP HAS BEEN SELECTED BY THE BOARD OF TRUSTEES TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND'S PORTFOLIOS.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     AS OF JANUARY 14, 2000, THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE CLASS OF THE FUND AS SHOWN:

     NAME  AND  ADDRESS                                        %  OF  OWNERSHIP

MONEY  MARKET  PORTFOLIO
     UNITED  MINE WORKERS OF AMERICA                           5.01%
     CASH  DEFERRED  SAVINGS  TRUST  OF  98
     C/O  MARC  CLAY
     4455  CONNECTICUT  AVE.,  NW
     WASHINGTON,  DC  20008-2328

     AMNESTY  INTERNATIONAL  USA  INC.                         9.45%
     GARY  GISCOMBE
     322  8TH  AVENUE
     NEW  YORK,  NY  10001-8001

     MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS              13.16% OF CLASS B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR. E FL 3
     JACKSONVILLE,  FL  32246-6484

     COMMONWEALTH  OF MASSACHUSETTS DEFERRED                   92.77% OF CLASS I
     COMPENSATION  PLAN  TRUST
     ONE  ASHBURTON  PL
     BOSTON,  MASSACHUSETTS  02108-1518

     ACACIA  GROUP  CAPITAL                                     7.23% OF CLASS I
     ACCUMULATION  PLAN
     LAURA  PIERRON
     7315  WISCONSIN  AVENUE
     BETHESDA,  MD  20814-3202

BOND  PORTFOLIO
     CHARLES  SCHWAB  &  CO.  INC.                              7.92% OF CLASS A
     REINVEST  ACCOUNT
     MUTUAL  FUND  DEPARTMENT
     101  MONTGOMERY  STREET
     SAN  FRANCISCO,  CA  94104-4122

     MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS               7.59% OF CLASS B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR. E FL 3
     JACKSONVILLE,  FL  32246-6484


     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS             6.90% OF CLASS C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     NFSC  FEBO  #  HDM-  155276                                6.39% OF CLASS C
     WILMA  K  WILKIE  TRUST
     4503  FARMERS  RD
     HONOLULU,  HI  96816-5216

     DONALDSON  LUFKIN  JENRETTE                               36.51% OF CLASS C
     SECURITIES  CORP  INC.
     PO  BOX  2052
     JERSEY  CITY,  NJ  07303-2052

EQUITY  PORTFOLIO
     MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS               5.16% OF CLASS A
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS            17.76% OF CLASS B
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     MLPF&S  FOR  THE SOLE BENEFIT OF ITS CUSTOMERS             7.97% OF CLASS C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     TRINITY  COLLEGE                                            100% OF CLASS I
     125  MICHIGAN  AVENUE,  NE
     WASHINGTON,  DC  20017-1090

MANAGED  INDEX  PORTFOLIO
     MLPF&S  FOR  THE  SOLE  BENEFIT OF ITS CUSTOMERS          11.73% OF CLASS C
     FUND  ADMINISTRATION
     4800  DEER  LAKE  DR.  E  FL  3
     JACKSONVILLE,  FL  32246-6484

     GENERAL  TEAMSTERS LOCAL #174                              5.11% OF CLASS C
     LABOR  UNION  STRIKE  FUND
     553  JOHN  STREET
     SEATTLE,  WASHINGTON  98109-5014

     LEGG MASON WOOD WALKER INC.                               19.00% OF CLASS C
     302-10415-16
     PO  BOX  1476
     BALTIMORE,  MD  21203-1476

     ACACIA  RETIREMENT  PLAN                                  99.68% OF CLASS I
     MS.  TINA  UDELL
     5900  O  STREET
     LINCOLN,  NE  68510-2234


                               GENERAL INFORMATION
                               -------------------

     THE FUND IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY, ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST ON DECEMBER 14, 1981. PRIOR TO DECEMBER 1, 1998, THE BALANCED PORTFOLIO WAS NAMED THE MANAGED GROWTH PORTFOLIO. ALL PORTFOLIOS ARE DIVERSIFIED EXCEPT THE BOND PORTFOLIO, WHICH IS NONDIVERSIFIED. THE FUND'S DECLARATION OF TRUST CONTAINS AN EXPRESS DISCLAIMER OF SHAREHOLDER LIABILITY FOR ACTS OR OBLIGATIONS OF THE FUND. THE SHAREHOLDERS OF A MASSACHUSETTS BUSINESS TRUST MIGHT, HOWEVER, UNDER CERTAIN CIRCUMSTANCES, BE HELD PERSONALLY LIABLE AS PARTNERS FOR ITS OBLIGATIONS. THE DECLARATION OF TRUST PROVIDES FOR INDEMNIFICATION AND REIMBURSEMENT OF EXPENSES OUT OF FUND ASSETS FOR ANY SHAREHOLDER HELD PERSONALLY LIABLE FOR OBLIGATIONS OF THE FUND. THE DECLARATION OF TRUST ALSO PROVIDES THAT THE FUND SHALL, UPON REQUEST, ASSUME THE DEFENSE OF ANY CLAIM MADE AGAINST ANY SHAREHOLDER FOR ANY ACT OR OBLIGATION OF THE FUND AND SATISFY ANY JUDGMENT THEREON. THE DECLARATION OF TRUST FURTHER PROVIDES THAT THE FUND MAY MAINTAIN APPROPRIATE INSURANCE (FOR EXAMPLE, FIDELITY BONDING AND ERRORS AND OMISSIONS INSURANCE) FOR THE PROTECTION OF THE FUND, ITS SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES AND AGENTS TO COVER POSSIBLE TORT AND OTHER LIABILITIES. THUS, THE RISK OF A SHAREHOLDER INCURRING FINANCIAL LOSS ON ACCOUNT OF SHAREHOLDER LIABILITY IS LIMITED TO CIRCUMSTANCES IN WHICH BOTH INADEQUATE INSURANCE EXISTS AND THE FUND ITSELF IS UNABLE TO MEET ITS OBLIGATIONS.
     EACH SHARE OF EACH SERIES REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT SERIES WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH SERIES AS DECLARED BY THE BOARD. THE BALANCED, BOND, EQUITY, MANAGED INDEX, AND TECHNOLOGY PORTFOLIOS EACH OFFER FOUR SEPARATE CLASSES OF SHARES: CLASS A, CLASS B, CLASS C AND CLASS I. EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING TRUSTEES, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE YOU OWN, EXCEPT THAT MATTERS AFFECTING CLASSES DIFFERENTLY, SUCH AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY THE AFFECTED CLASS(ES).

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER  RATINGS:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.
     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER OF INTENT


                                                                           DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I INTEND TO INVEST IN THE SHARES OF:_____________________ (FUND OR PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CDI TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.



DEALER                                                NAME OF INVESTOR(S)


BY
     AUTHORIZED  SIGNER                               ADDRESS



DATE                                                  SIGNATURE OF INVESTOR(S)



DATE                                                  SIGNATURE OF INVESTOR(S)

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES                  TRANSFER AGENT
CALVERT SHAREHOLDER SERVICES, INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE               330 WEST 9TH STREET
SUITE  1000N                           KANSAS CITY, MISSOURI 64105
BETHESDA, MARYLAND  20814

PRINCIPAL  UNDERWRITER                 INDEPENDENT ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.           PRICEWATERHOUSECOOPERS  LLP
4550  MONTGOMERY  AVENUE               250  WEST  PRATT  STREET
SUITE  1000N                           BALTIMORE,  MARYLAND  21201
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS:
99B.1 DECLARATION OF TRUST INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99B.2 BY-LAWS OF THE TRUST INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B5. INVESTMENT ADVISORY AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 27, MARCH 1, 1999, ACCESSION NUMBER 0001047469-98-013128.

99.B5.A INVESTMENT SUB-ADVISORY CONTRACT (ATLANTA CAPITAL), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B5.B INVESTMENT SUB-ADVISORY CONTRACT (BROWN CAPITAL MANAGEMENT), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B5.C INVESTMENT SUB-ADVISORY CONTRACT (NCM CAPITAL MANAGEMENT), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B5.D INVESTMENT SUB-ADVISORY CONTRACT (STATE STREET GLOBAL ADVISORS), INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B6    UNDERWRITING  AGREEMENT  INCORPORATED  BY  REFERENCE  TO  POST-
         EFFECTIVE AMENDMENT NO. 27, DATED MARCH 31, 1998, ACCESSION NUMBER 0001047469-98-013128.

99.B7  .  DEFERRED  COMPENSATION  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
         REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B8. CUSTODIAL CONTRACT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 25, DATED JANUARY 31, 1998, ACCESSION NUMBER 0000356682-98-000001.

99.B9.A.  TRANSFER  AGENCY  CONTRACT  AND  SHAREHOLDER  SERVICING  CONTRACT,
         INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 27, DATED MARCH 31, 1998, ACCESSION NUMBER 0001047469-98-013128.

99.B9.B.  ADMINISTRATIVE  SERVICES  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
         REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B10   OPINION  AND  CONSENT  OF  COUNSEL  FILED  HEREWITH.

99.B11.  CONSENT OF  INDEPENDENT ACCOUNTANTS TO USE OF REPORT (NOT APPLICABLE).

99.B15   PLAN  OF DISTRIBUTION  FOR  CLASS  A,  CLASS  B  AND  CLASS  C SHARES,
         INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B17.A  MULTIPLE-CLASS PLAN  PURSUANT  TO INVESTMENT COMPANY ACT OF 1940 RULE
         18F-3, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

99.B17.B  POWER  OF  ATTORNEY  FORMS SIGNED  BY  EACH DIRECTOR, INCORPORATED BY
         REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 29, DATED JANUARY 28, 1999, ACCESSION NUMBER 0000356682-99-000001.

99.B18 CODE OF ETHICS, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30, JANUARY 28, 2000, ACCESSION NUMBER 0000356682-00-000003.

ITEM  24.  PERSONS  CONTROLLED BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S DECLARATION OF TRUST, WHICH DECLARATION IS EXHIBIT 1 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS, TRUSTEES, EMPLOYEES, AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF
ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF TRUSTEES WHO ARE
NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT'S DECLARATION OF TRUST ALSO PROVIDES THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS
REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402. THE FUND MAINTAINS JOINT COVERAGE WITH THE OTHER CALVERT GROUP FUNDS, AND FOR THE LIABILITY COVERAGE, WITH THE ADVISOR AND ITS AFFILIATED COMPANIES ("CALVERT OPERATING COMPANIES.") THE PREMIUM AND THE COVERAGE ARE ALLOCATED
BASED  ON  A  METHOD  APPROVED  BY  THE  DISINTERESTED  FUND  TRUSTEES.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK      CALVERT  VARIABLE  SERIES,  INC.         OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.          AND
                           CALVERT  WORLD  VALUES  FUND,  INC.      DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR        OFFICER
                           GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES             TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.      OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                            AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.     SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER    FIRST  VARIABLE  RATE  FUND              OFFICER
                           FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                     OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                          AND
                           4550  MONTGOMERY  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.              OFFICER
                           BROKER-DEALER                             AND
                           4550  MONTGOMERY  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC             OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT          FIRST  VARIABLE  RATE  FUND               OFFICER
                           FOR  GOVERNMENT  INCOME                   AND
                           CALVERT  TAX-FREE  RESERVES               TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY                       AND
                           4550  MONTGOMERY  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR                       AND
                           4550  MONTGOMERY  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.                OFFICER
                           SECURITIES  FIRM                          AND
                           POST  OFFICE  BOX  93                     DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                   OFFICER
                           HOLDING  COMPANY                          AND
                           43A  SOUTH  FINLEY  AVENUE                DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI          CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                     OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                           FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON         AMERITAS ACACIA MUTUAL HOLDING COMPANY   OFFICER
                           ACACIA  LIFE  INSURANCE                  AND
                                                                    DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK           DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.          DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.      DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND        TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.              DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H.            AMERITAS ACACIA MUTUAL HOLDING COMPANY   OFFICER
                           ACACIA  LIFE  INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE        OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK           OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.          DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.              DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT, CO., INC.      DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF     ACACIA  NATIONAL  LIFE  INSURANCE        OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                  OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                            AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER      CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE         CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS          CALVERT  GROUP,  LTD.                     OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.              OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE               CALVERT  GROUP,  LTD.                     OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.    OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.              OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.              COUNSEL
                           BROKER-DEALER  AND                       AND
                           INVESTMENT  ADVISOR                      COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES          CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS              CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND       CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., CALVERT SOCIAL INDEX SERIES, AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL        POSITION(S)  WITH              POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                    REGISTRANT

BARBARA  J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND TRUSTEE

RONALD  M.  WOLFSHEIMER     DIRECTOR,  SENIOR  VICE        TREASURER
                           PRESIDENT AND CHIEF FINANCIAL  OFFICER

WILLIAM  M.  TARTIKOFF      DIRECTOR,  SENIOR  VICE        VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY       SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT        NONE

KAREN  BECKER               VICE PRESIDENT, OPERATIONS     NONE

MATTHEW  GELFAND            VICE  PRESIDENT                NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT      NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT      NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT      NONE

ANTHONY  EAMES              REGIONAL  VICE  PRESIDENT      NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT      NONE

TANYA  WILLIAMS             REGIONAL  VICE  PRESIDENT      NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT      NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT      NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT      NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY           NONE

SUSAN  WALKER  BENDER       ASSISTANT  SECRETARY           ASSISTANT SECRETARY

IVY  WAFFORD  DUKE          ASSISTANT  SECRETARY           ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY           NONE
                           AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED TO DIRECTORS, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS [OF RULE 484], OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNDER RULE 485(A) UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN
THE  CITY  OF  BETHESDA,  AND STATE OF MARYLAND, ON THE 3RD DAY OF AUGUST, 2000.

CALVERT  SOCIAL  INVESTMENT  FUND

BY:
___________/S/______________________
BARBARA  J.  KRUMSIEK
SENIOR  VICE  PRESIDENT  AND  TRUSTEE


         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

SIGNATURE                           TITLE                     DATE

__________**____________            PRESIDENT  AND            8/03/2000
D.  WAYNE  SILBY                    TRUSTEE  (PRINCIPAL  EXECUTIVE  OFFICER)

__________**____________            TRUSTEE                   8/03/2000
JOHN  G.  GUFFEY,  JR.

__________**____________            SENIOR  VICE  PRESIDENT   8/03/2000
BARBARA  J.  KRUMSIEK               AND  TRUSTEE

__________**____________            PRINCIPAL  ACCOUNTING     8/03/2000
RONALD  M.  WOLFSHEIMER             OFFICER

__________**____________            TRUSTEE                   8/03/2000
REBECCA  L.  ADAMSON

__________**____________            TRUSTEE                   8/03/2000
RICHARD  L.  BAIRD,  JR.

________________________            TRUSTEE                   8/03/2000
JOY  V.  JONES

__________**____________            TRUSTEE                   8/03/2000
TERRENCE  J.  MOLLNER

__________**____________            TRUSTEE                   8/03/2000
SYDNEY  AMARA  MORRIS

__________**____________            TRUSTEE                   8/03/2000
CHARLES  T.  NASON


**  SIGNED  BY  SUSAN WALKER BENDER  PURSUANT  TO  POWER  OF  ATTORNEY.